Baird Core Plus Bond Fund
Schedule of Investments, September 30, 2023 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.125%, 10/31/2026	$672,625,000	$602,682,506
1.125%, 08/31/2028	315,675,000	267,337,266
2.375%, 03/31/2029	124,600,000	110,932,937
3.875%, 12/31/2029	93,875,000	89,925,650
4.125%, 08/31/2030	207,300,000	201,210,562
2.875%, 05/15/2032	129,225,000	113,430,273
3.500%, 02/15/2033	253,950,000	232,999,125
1.375%, 11/15/2040	450,450,000	266,592,499
2.250%, 05/15/2041	78,175,000	53,635,379
2.375%, 02/15/2042	436,650,000	301,817,257
3.375%, 08/15/2042	129,350,000	104,803,817
2.875%, 05/15/2043	691,325,000	512,174,611
2.500%, 02/15/2045	966,625,000	656,398,789
1.250%, 05/15/2050	92,400,000	43,594,032
1.375%, 08/15/2050	187,725,000	91,603,934
2.875%, 05/15/2052	304,575,000	215,950,814
Total U.S. Treasury Securities (Cost $4,789,662,954)		3,865,089,451	15.8%

Other Government Related Securities
Electricite de France SA:
6.250%, 05/23/2033 (Callable 02/23/2033) (1)(2)	7,000,000	7,007,281
4.750%, 10/13/2035 (Callable 04/13/2035) (1)(2)	10,000,000	8,666,201
NBN Co. Ltd.,
2.625%, 05/05/2031 (Callable 02/05/2031) (1)(2)	5,000,000	4,029,772
Petroleos Mexicanos:
5.950%, 01/28/2031 (Callable 10/28/2030) (1)	1,005,000	719,329
6.700%, 02/16/2032 (Callable 11/16/2031) (1)	31,343,000	23,261,831
Total Other Government Related Securities (Cost $51,964,810)		43,684,414	0.2%

Corporate Bonds
Industrials
180 Medical, Inc.,
3.875%, 10/15/2029 (Callable 10/07/2024) (1)(2)	500,000	422,487
AbbVie, Inc.:
4.300%, 05/14/2036 (Callable 11/14/2035)	3,825,000	3,354,942
4.050%, 11/21/2039 (Callable 05/21/2039)	11,250,000	9,203,873
4.250%, 11/21/2049 (Callable 05/21/2049)	20,000,000	15,833,239
Acushnet Co.,
7.375%, 10/15/2028 (Callable 10/15/2025) (1)(2)(8)	1,000,000	1,007,500
ADT Security Corp.,
4.125%, 08/01/2029 (Callable 08/01/2028) (2)	2,250,000	1,902,397
Advanced Drainage Systems, Inc.,
6.375%, 06/15/2030 (Callable 07/15/2025) (2)	1,500,000	1,440,675
Adventist Health System:
2.952%, 03/01/2029 (Callable 12/01/2028)	7,250,000	6,268,386
3.630%, 03/01/2049 (Callable 09/01/2048)	8,900,000	5,803,021
Air Products and Chemicals, Inc.,
2.800%, 05/15/2050 (Callable 11/15/2049)	5,000,000	3,148,291
Aker BP ASA,
5.600%, 06/13/2028 (Callable 05/13/2028) (1)(2)	7,000,000	6,839,409
Albertsons Companies, Inc.:
3.250%, 03/15/2026 (Callable 10/30/2023) (2)	5,000,000	4,631,314
3.500%, 03/15/2029 (Callable 10/30/2023) (2)	1,500,000	1,278,878
Alcon Finance Corp.:
3.000%, 09/23/2029 (Callable 06/23/2029) (1)(2)	6,110,000	5,259,063
2.600%, 05/27/2030 (Callable 02/27/2030) (1)(2)	6,475,000	5,335,944
Alimentation Couche-Tard, Inc.,
2.950%, 01/25/2030 (Callable 10/25/2029) (1)(2)	6,500,000	5,415,791
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)	12,275,000	10,757,985
Alpek SAB de CV:
4.250%, 09/18/2029 (Callable 06/18/2029) (1)(2)	6,000,000	5,244,480
3.250%, 02/25/2031 (Callable 11/25/2030) (1)(2)	10,000,000	7,849,517
America Movil SAB de CV,
2.875%, 05/07/2030 (Callable 02/07/2030) (1)	28,000,000	23,439,866
Amgen, Inc.:
3.150%, 02/21/2040 (Callable 08/21/2039)	5,000,000	3,528,639
4.400%, 05/01/2045 (Callable 11/01/2044)	8,000,000	6,338,867
5.650%, 03/02/2053 (Callable 09/02/2052)	21,700,000	20,309,524
Anglo American Capital PLC:
5.625%, 04/01/2030 (Callable 01/01/2030) (1)(2)	3,000,000	2,897,324
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)	16,025,000	12,801,403
5.500%, 05/02/2033 (Callable 02/02/2033) (1)(2)	12,450,000	11,646,522
3.950%, 09/10/2050 (Callable 03/10/2050) (1)(2)	10,000,000	6,796,809
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029 (Callable 10/23/2028) (1)	5,000,000	4,847,824
5.450%, 01/23/2039 (Callable 07/23/2038) (1)	9,975,000	9,637,605
4.900%, 02/01/2046 (Callable 08/01/2045) (1)	60,675,000	52,880,931
Antofagasta PLC,
2.375%, 10/14/2030 (Callable 07/14/2030) (1)(2)	6,000,000	4,665,508
AP Moller - Maersk A/S,
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)	20,575,000	19,595,817
AptarGroup, Inc.,
3.600%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,207,660
Aramark Services, Inc.,
5.000%, 02/01/2028 (Callable 10/30/2023) (2)	1,000,000	924,833
ArcelorMittal:
6.125%, 06/01/2025 (1)	6,078,000	6,095,882
4.550%, 03/11/2026 (1)	30,930,000	30,154,858
4.250%, 07/16/2029 (1)	15,000,000	14,001,317
6.800%, 11/29/2032 (Callable 08/29/2032) (1)	24,100,000	23,934,770
7.000%, 10/15/2039 (1)	11,096,000	11,115,650
Arcosa, Inc.,
4.375%, 04/15/2029 (Callable 04/15/2024) (2)	3,000,000	2,618,107
Ardagh Metal Packaging S.A.,
3.250%, 09/01/2028 (Callable 05/15/2024) (1)(2)	500,000	416,896
Arrow Electronics, Inc.,
3.250%, 09/08/2024 (Callable 07/08/2024)	5,000,000	4,864,543
Ashtead Capital, Inc.:
4.000%, 05/01/2028 (Callable 10/10/2023) (1)(2)	9,000,000	8,182,250
4.250%, 11/01/2029 (Callable 11/01/2024) (1)(2)	4,100,000	3,630,312
2.450%, 08/12/2031 (Callable 05/12/2031) (1)(2)	23,840,000	18,087,941
5.500%, 08/11/2032 (Callable 05/11/2032) (1)(2)	6,450,000	5,959,479
5.550%, 05/30/2033 (Callable 02/28/2033) (1)(2)	5,000,000	4,638,679
5.950%, 10/15/2033 (Callable 07/15/2033) (1)(2)	9,000,000	8,544,217
AT&T, Inc.:
4.300%, 02/15/2030 (Callable 11/15/2029)	10,980,000	9,998,404
2.550%, 12/01/2033 (Callable 09/01/2033)	14,329,000	10,524,482
4.650%, 06/01/2044 (Callable 12/01/2043)	9,700,000	7,610,161
3.550%, 09/15/2055 (Callable 03/15/2055)	40,029,000	24,504,070
3.800%, 12/01/2057 (Callable 06/01/2057)	25,315,000	16,037,706
3.650%, 09/15/2059 (Callable 03/15/2059)	31,734,000	19,308,488
Avery Dennison Corp.,
2.650%, 04/30/2030 (Callable 02/01/2030)	10,175,000	8,298,259
Ball Corp.:
5.250%, 07/01/2025	21,675,000	21,256,779
4.875%, 03/15/2026 (Callable 12/15/2025)	23,125,000	22,208,874
6.875%, 03/15/2028 (Callable 11/15/2024)	2,000,000	2,012,092
6.000%, 06/15/2029 (Callable 05/15/2026)	5,000,000	4,854,094
2.875%, 08/15/2030 (Callable 05/15/2030)	5,000,000	3,961,971
3.125%, 09/15/2031 (Callable 06/15/2031)	25,000,000	19,577,060
Bayer US Finance II LLC:
4.250%, 12/15/2025 (Callable 10/15/2025) (1)(2)	25,000,000	24,071,058
4.625%, 06/25/2038 (Callable 12/25/2037) (1)(2)	12,000,000	9,850,008
4.400%, 07/15/2044 (Callable 01/15/2044) (1)(2)	5,125,000	3,832,643
Beacon Roofing Supply, Inc.,
6.500%, 08/01/2030 (Callable 08/01/2026) (2)	3,000,000	2,907,330
Becton Dickinson and Co.,
4.875%, 05/15/2044 (Callable 11/15/2043)	5,455,000	4,360,070
Bell Canada, Inc.,
5.100%, 05/11/2033 (Callable 02/11/2033) (1)	7,000,000	6,543,692
Berry Global, Inc.,
4.875%, 07/15/2026 (Callable 10/30/2023) (2)	28,000,000	26,800,763
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051 (Callable 11/17/2050) (1)(2)	5,000,000	3,538,794
Boardwalk Pipelines LP:
4.950%, 12/15/2024 (Callable 09/15/2024)	17,475,000	17,218,116
5.950%, 06/01/2026 (Callable 03/01/2026)	26,406,000	26,253,309
4.800%, 05/03/2029 (Callable 02/03/2029)	28,916,000	26,980,934
3.600%, 09/01/2032 (Callable 06/01/2032)	15,000,000	12,236,459
Boeing Co.:
2.196%, 02/04/2026 (Callable 10/10/2023)	25,550,000	23,459,590
5.150%, 05/01/2030 (Callable 02/01/2030)	26,000,000	24,842,964
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030 (Callable 12/01/2029)	16,330,000	14,472,857
Booz Allen Hamilton, Inc.:
3.875%, 09/01/2028 (Callable 10/30/2023) (2)	1,000,000	895,900
4.000%, 07/01/2029 (Callable 07/01/2024) (2)	500,000	441,000
Boral Finance Pty Ltd.,
3.750%, 05/01/2028 (Callable 02/01/2028) (1)(2)	1,440,000	1,281,121
BP Capital Markets America, Inc.,
4.812%, 02/13/2033 (Callable 11/13/2032) (1)	4,575,000	4,281,653
Braskem Netherlands Finance BV,
8.500%, 01/12/2031 (Callable 11/12/2030) (1)(2)	10,000,000	9,909,500
Bristol-Myers Squibb Co.,
3.700%, 03/15/2052 (Callable 09/15/2051)	6,425,000	4,613,584
British Telecommunications PLC,
9.625%, 12/15/2030 (1)	29,000,000	34,157,239
Broadcom, Inc.:
3.150%, 11/15/2025 (Callable 10/15/2025)	7,150,000	6,758,281
4.000%, 04/15/2029 (Callable 02/15/2029) (2)	4,000,000	3,609,566
5.000%, 04/15/2030 (Callable 01/15/2030)	9,000,000	8,599,777
4.150%, 11/15/2030 (Callable 08/15/2030)	16,000,000	14,171,720
2.450%, 02/15/2031 (Callable 11/15/2030) (2)	7,250,000	5,666,637
4.150%, 04/15/2032 (Callable 01/15/2032) (2)	12,000,000	10,413,770
3.469%, 04/15/2034 (Callable 01/15/2034) (2)	10,000,000	7,854,112
3.137%, 11/15/2035 (Callable 08/15/2035) (2)	13,250,000	9,660,333
3.500%, 02/15/2041 (Callable 08/15/2040) (2)	16,000,000	11,120,677
Bunge Limited Finance Corp.:
3.250%, 08/15/2026 (Callable 05/15/2026)	13,188,000	12,326,848
3.750%, 09/25/2027 (Callable 06/25/2027)	23,800,000	22,157,477
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 (Callable 10/01/2044)	3,100,000	2,461,129
Cameron LNG LLC,
3.701%, 01/15/2039 (Callable 07/15/2038) (2)	15,000,000	11,533,379
Canadian Pacific Railway Co.:
4.700%, 05/01/2048 (Callable 11/01/2047) (1)	12,000,000	9,932,796
3.500%, 05/01/2050 (Callable 11/01/2049) (1)	13,000,000	8,902,344
Canpack SA / Canpack US LLC,
3.875%, 11/15/2029 (Callable 11/15/2024) (1)(2)	15,000,000	12,254,801
Carlisle Companies, Inc.:
3.750%, 12/01/2027 (Callable 09/01/2027)	4,600,000	4,274,806
2.750%, 03/01/2030 (Callable 12/01/2029)	21,832,000	18,061,304
Carrier Global Corp.:
2.493%, 02/15/2027 (Callable 12/15/2026)	12,845,000	11,567,784
2.700%, 02/15/2031 (Callable 11/15/2030)	14,700,000	11,915,935
3.577%, 04/05/2050 (Callable 10/05/2049)	3,050,000	2,058,241
CBRE Services, Inc.,
5.950%, 08/15/2034 (Callable 05/15/2034)	5,000,000	4,716,054
CCL Industries, Inc.,
3.050%, 06/01/2030 (Callable 03/01/2030) (1)(2)	19,725,000	16,307,823
CDW LLC / CDW Finance Corp.,
3.569%, 12/01/2031 (Callable 09/01/2031)	15,000,000	12,354,600
Celanese US Holdings LLC,
6.330%, 07/15/2029 (Callable 05/15/2029)	14,876,000	14,581,622
Cellnex Finance Co.,
3.875%, 07/07/2041 (Callable 04/07/2041) (1)(2)	28,000,000	19,399,520
CF Industries, Inc.,
5.375%, 03/15/2044	10,922,000	9,335,041
Charles River Laboratories International, Inc.,
4.000%, 03/15/2031 (Callable 03/15/2026) (2)	3,000,000	2,538,750
Charter Communications Operating LLC:
4.908%, 07/23/2025 (Callable 04/23/2025)	63,550,000	62,098,029
3.750%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,508,549
6.384%, 10/23/2035 (Callable 04/23/2035)	37,905,000	35,317,706
5.375%, 04/01/2038 (Callable 10/01/2037)	6,000,000	4,907,307
3.700%, 04/01/2051 (Callable 10/01/2050)	6,700,000	3,898,682
3.850%, 04/01/2061 (Callable 10/01/2060)	12,075,000	6,748,318
4.400%, 12/01/2061 (Callable 06/01/2061)	10,000,000	6,160,979
Cheniere Corpus Christi Holdings LLC,
5.875%, 03/31/2025 (Callable 10/02/2024)	5,005,000	4,967,762
Cheniere Energy Partners LP,
5.950%, 06/30/2033 (Callable 12/30/2032) (2)	13,000,000	12,538,110
Cia Cervecerias Unidas SA,
3.350%, 01/19/2032 (Callable 10/19/2031) (1)(2)	20,000,000	16,371,946
Cigna Corp.:
4.500%, 02/25/2026 (Callable 11/27/2025)	5,725,000	5,566,283
2.400%, 03/15/2030 (Callable 12/15/2029)	9,850,000	8,087,972
4.800%, 08/15/2038 (Callable 02/15/2038)	7,600,000	6,694,633
Clean Harbors, Inc.:
5.125%, 07/15/2029 (Callable 07/15/2024) (2)	100,000	91,990
6.375%, 02/01/2031 (Callable 02/01/2026) (2)	1,000,000	972,371
CNH Industrial Capital LLC,
1.875%, 01/15/2026 (Callable 12/15/2025) (1)	14,250,000	13,063,229
CNH Industrial NV,
3.850%, 11/15/2027 (Callable 08/15/2027) (1)	26,114,000	24,304,928
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025 (Callable 03/01/2025) (1)	2,830,000	2,753,059
5.800%, 06/01/2045 (Callable 12/01/2044) (1)	4,733,000	4,187,206
Columbia Pipelines Operating Co. LLC:
6.497%, 08/15/2043 (Callable 02/15/2043) (1)(2)	5,000,000	4,870,458
6.544%, 11/15/2053 (Callable 05/15/2053) (1)(2)	3,400,000	3,323,931
Comcast Corp.:
4.250%, 01/15/2033	6,500,000	5,846,373
4.400%, 08/15/2035 (Callable 02/15/2035)	13,575,000	11,990,198
3.200%, 07/15/2036 (Callable 01/15/2036)	15,000,000	11,565,964
5.350%, 05/15/2053 (Callable 11/15/2052)	8,000,000	7,294,413
2.937%, 11/01/2056 (Callable 05/01/2056)	2,622,000	1,490,152
2.987%, 11/01/2063 (Callable 05/01/2063)	10,984,000	6,074,569
CommonSpirit Health,
2.782%, 10/01/2030 (Callable 04/01/2030)	20,400,000	16,791,456
Conagra Brands, Inc.,
5.300%, 11/01/2038 (Callable 05/01/2038)	6,625,000	5,826,225
Concentrix Corp.,
6.600%, 08/02/2028 (Callable 07/02/2028)	10,000,000	9,648,305
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036	845,000	854,213
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	979,083
Corning, Inc.,
4.375%, 11/15/2057 (Callable 05/15/2057)	10,000,000	7,514,909
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)	2,875,000	2,786,792
4.800%, 02/01/2035 (Callable 08/01/2034) (2)	13,047,000	11,276,361
4.700%, 12/15/2042 (2)	1,670,000	1,311,013
3.600%, 06/15/2051 (Callable 12/15/2050) (2)	22,900,000	14,385,154
Crestwood Equity Partners LP,
5.625%, 05/01/2027 (Callable 10/16/2023) (2)	9,107,000	8,728,484
Crown Castle, Inc.,
5.100%, 05/01/2033 (Callable 02/01/2033)	5,000,000	4,622,731
CSX Corp.:
6.220%, 04/30/2040	475,000	486,210
4.650%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,187,419
CVS Health Corp.:
3.250%, 08/15/2029 (Callable 05/15/2029)	11,800,000	10,324,090
5.300%, 06/01/2033 (Callable 03/01/2033)	4,225,000	4,001,758
4.780%, 03/25/2038 (Callable 09/25/2037)	35,075,000	30,204,827
5.050%, 03/25/2048 (Callable 09/25/2047)	32,600,000	27,085,559
5.875%, 06/01/2053 (Callable 12/01/2052)	6,000,000	5,548,455
CVS Pass-Through Trust,
7.507%, 01/10/2032 (2)	3,757,641	3,850,563
Darling Ingredients, Inc.,
6.000%, 06/15/2030 (Callable 06/15/2025) (2)	1,500,000	1,420,099
DCP Midstream LLC:
5.375%, 07/15/2025 (Callable 04/15/2025)	3,000,000	2,959,531
5.625%, 07/15/2027 (Callable 04/15/2027)	17,000,000	16,768,995
5.125%, 05/15/2029 (Callable 02/15/2029)	8,000,000	7,621,337
3.250%, 02/15/2032 (Callable 08/15/2031)	10,000,000	8,068,117
Dell International LLC / EMC Corp.:
5.850%, 07/15/2025 (Callable 06/15/2025)	5,000,000	4,993,335
6.020%, 06/15/2026 (Callable 03/15/2026)	19,282,000	19,357,179
4.900%, 10/01/2026 (Callable 08/01/2026)	8,395,000	8,190,597
5.300%, 10/01/2029 (Callable 07/01/2029)	5,300,000	5,145,070
3.450%, 12/15/2051 (Callable 06/15/2051) (2)	20,000,000	12,460,366
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)	46,120,000	38,602,082
Deutsche Telekom International Finance BV,
9.625%, 06/15/2030 (1)	28,015,000	32,089,561
Dignity Health,
5.267%, 11/01/2064	7,625,000	6,474,024
Dominion Gas Holdings LLC,
3.600%, 12/15/2024 (Callable 09/15/2024)	4,067,000	3,939,079
DuPont de Nemours, Inc.,
5.319%, 11/15/2038 (Callable 05/15/2038)	17,350,000	16,229,166
DXC Technology Co.:
1.800%, 09/15/2026 (Callable 08/15/2026)	21,000,000	18,470,709
2.375%, 09/15/2028 (Callable 07/15/2028)	60,000,000	48,782,253
Eagle Materials, Inc.,
2.500%, 07/01/2031 (Callable 04/01/2031)	15,000,000	11,724,874
Eastern Gas Transmission & Storage, Inc.,
3.600%, 12/15/2024 (Callable 09/15/2024)	2,033,000	1,970,458
Eaton Corp.,
4.000%, 11/02/2032	3,660,000	3,288,498
Element Fleet Management Corp.:
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)	23,000,000	21,913,482
6.271%, 06/26/2026 (Callable 05/26/2026) (1)(2)	15,600,000	15,546,735
Enbridge Energy Partners LP:
7.500%, 04/15/2038 (1)	4,500,000	4,734,444
7.375%, 10/15/2045 (Callable 04/15/2045) (1)	23,298,000	24,832,058
Energy Transfer LP:
4.400%, 03/15/2027 (Callable 12/15/2026)	15,000,000	14,217,029
5.500%, 06/01/2027 (Callable 03/01/2027)	4,653,000	4,579,940
4.950%, 05/15/2028 (Callable 02/15/2028)	1,620,000	1,549,852
4.950%, 06/15/2028 (Callable 03/15/2028)	4,693,000	4,491,286
5.250%, 04/15/2029 (Callable 01/15/2029)	18,925,000	18,145,939
4.150%, 09/15/2029 (Callable 06/15/2029)	16,585,000	15,021,031
6.625%, 10/15/2036	3,575,000	3,528,884
6.500%, 02/01/2042 (Callable 08/01/2041)	18,727,000	17,904,459
6.100%, 02/15/2042	1,000,000	900,181
5.950%, 10/01/2043 (Callable 04/01/2043)	2,702,000	2,375,397
6.000%, 06/15/2048 (Callable 12/15/2047)	5,000,000	4,437,678
Energy Transfer Partners LP:
4.200%, 04/15/2027 (Callable 01/15/2027)	8,650,000	8,150,323
5.150%, 03/15/2045 (Callable 09/15/2044)	5,000,000	4,028,580
Eni SpA,
4.250%, 05/09/2029 (Callable 02/09/2029) (1)(2)	18,250,000	17,013,218
Enterprise Products Operating LLC,
3.950%, 01/31/2060 (Callable 07/31/2059)	14,475,000	10,164,350
EQT Corp.:
6.125%, 02/01/2025 (Callable 01/01/2025)	10,000,000	9,965,509
5.000%, 01/15/2029 (Callable 07/15/2028)	1,000,000	940,010
3.625%, 05/15/2031 (Callable 05/15/2030) (2)	100,000	84,594
EQT Midstream Partners LP,
4.125%, 12/01/2026 (Callable 09/01/2026)	14,750,000	13,653,374
Equifax, Inc.,
5.100%, 06/01/2028 (Callable 05/01/2028)	15,000,000	14,494,554
Equinix, Inc.,
3.200%, 11/18/2029 (Callable 08/18/2029)	15,000,000	12,845,048
FedEx Corp.:
3.900%, 02/01/2035	7,000,000	5,831,846
4.950%, 10/17/2048 (Callable 04/17/2048)	13,500,000	11,392,273
Ferguson Finance PLC,
4.500%, 10/24/2028 (Callable 07/24/2028) (2)	37,052,000	34,699,406
Fiserv, Inc.:
3.200%, 07/01/2026 (Callable 05/01/2026)	6,400,000	5,984,099
3.500%, 07/01/2029 (Callable 04/01/2029)	8,810,000	7,859,843
5.625%, 08/21/2033 (Callable 05/21/2033)	10,000,000	9,689,439
4.400%, 07/01/2049 (Callable 01/01/2049)	12,500,000	9,575,482
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)	30,000,000	23,317,342
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026)	28,300,000	26,902,428
6.000%, 01/15/2028 (Callable 12/15/2027)	10,000,000	9,949,078
4.875%, 05/12/2030 (Callable 02/12/2030)	17,550,000	16,383,527
Flowserve Corp.:
3.500%, 10/01/2030 (Callable 07/01/2030)	7,075,000	5,898,630
2.800%, 01/15/2032 (Callable 10/15/2031)	5,000,000	3,825,724
FMG Resources Pty Ltd.:
4.375%, 04/01/2031 (Callable 01/01/2031) (1)(2)	1,000,000	822,790
6.125%, 04/15/2032 (Callable 01/15/2032) (1)(2)	10,000,000	9,093,764
Ford Motor Credit Co. LLC:
5.584%, 03/18/2024 (Callable 02/18/2024)	29,367,000	29,180,155
3.664%, 09/08/2024	34,000,000	32,899,417
4.063%, 11/01/2024 (Callable 10/01/2024)	7,000,000	6,776,769
2.300%, 02/10/2025 (Callable 01/10/2025)	30,000,000	28,139,016
3.375%, 11/13/2025 (Callable 10/13/2025)	30,000,000	27,834,480
2.700%, 08/10/2026 (Callable 07/10/2026)	15,000,000	13,385,486
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029 (Callable 06/15/2029)	14,000,000	12,136,381
Fortune Brands Innovations, Inc.,
5.875%, 06/01/2033 (Callable 03/01/2033)	16,000,000	15,409,419
Freeport-McMoRan, Inc.:
5.000%, 09/01/2027 (Callable 10/30/2023)	12,000,000	11,394,739
4.125%, 03/01/2028 (Callable 10/30/2023)	11,550,000	10,580,377
4.375%, 08/01/2028 (Callable 10/30/2023)	6,545,000	5,999,905
5.250%, 09/01/2029 (Callable 09/01/2024)	14,415,000	13,619,095
4.250%, 03/01/2030 (Callable 03/01/2025)	29,799,000	26,330,468
4.625%, 08/01/2030 (Callable 08/01/2025)	3,000,000	2,702,931
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)	8,075,000	7,924,302
Fresenius Medical Care US Finance III, Inc.:
3.750%, 06/15/2029 (Callable 03/15/2029) (1)(2)	34,130,000	29,221,204
2.375%, 02/16/2031 (Callable 11/16/2030) (1)(2)	32,300,000	23,407,068
3.000%, 12/01/2031 (Callable 09/01/2031) (1)(2)	13,625,000	10,130,293
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)	22,112,000	22,092,872
General Motors Financial Co., Inc.:
2.900%, 02/26/2025 (Callable 01/26/2025)	17,725,000	16,910,801
1.250%, 01/08/2026 (Callable 12/08/2025)	18,125,000	16,199,662
5.400%, 04/06/2026	10,000,000	9,793,094
2.350%, 02/26/2027 (Callable 01/26/2027)	10,900,000	9,606,424
5.800%, 06/23/2028 (Callable 05/23/2028)	10,000,000	9,769,222
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)	36,370,000	35,021,150
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)	29,775,000	26,827,033
Glencore Finance (Canada) Ltd.:
6.000%, 11/15/2041 (1)(2)	9,400,000	8,670,565
5.550%, 10/25/2042 (1)(2)	3,543,000	3,071,218
Glencore Funding LLC:
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)	17,000,000	15,957,118
4.875%, 03/12/2029 (Callable 12/12/2028) (1)(2)	18,000,000	17,053,843
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)	5,615,000	4,438,317
5.700%, 05/08/2033 (Callable 02/08/2033) (1)(2)	12,500,000	11,852,865
3.875%, 04/27/2051 (Callable 10/27/2050) (1)(2)	7,500,000	4,954,124
3.375%, 09/23/2051 (Callable 03/23/2051) (1)(2)	4,000,000	2,400,890
Global Payments, Inc.:
4.800%, 04/01/2026 (Callable 01/01/2026)	10,035,000	9,730,008
2.900%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,099,133
Grand Canyon University,
4.125%, 10/01/2024	30,000,000	28,635,000
Graphic Packaging International LLC:
3.500%, 03/15/2028 (2)	5,000,000	4,386,712
3.500%, 03/01/2029 (Callable 09/01/2028) (2)	5,000,000	4,220,700
Gray Oak Pipeline LLC,
2.600%, 10/15/2025 (Callable 09/15/2025) (1)(2)	15,000,000	13,824,484
Grupo Bimbo SAB de CV:
4.875%, 06/27/2044 (1)(2)	9,575,000	7,951,293
4.700%, 11/10/2047 (Callable 05/10/2047) (1)(2)	25,671,000	20,758,947
4.000%, 09/06/2049 (1)(2)	19,500,000	14,105,910
GTCR W-2 Merger Sub LLC,
7.500%, 01/15/2031 (Callable 01/15/2027) (2)(8)	1,000,000	1,001,400
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Callable 06/15/2025) (2)	10,000,000	9,638,471
GYP Holdings III Corp.,
4.625%, 05/01/2029 (Callable 05/01/2024) (2)	2,500,000	2,153,575
HB Fuller Co.,
4.000%, 02/15/2027 (Callable 11/15/2026)	6,725,000	6,191,080
HCA, Inc.:
5.375%, 02/01/2025	25,300,000	25,032,246
5.250%, 04/15/2025	19,200,000	18,962,499
5.375%, 09/01/2026 (Callable 03/01/2026)	1,000,000	981,400
4.500%, 02/15/2027 (Callable 08/15/2026)	16,500,000	15,750,982
5.200%, 06/01/2028 (Callable 05/01/2028)	10,000,000	9,664,687
5.875%, 02/01/2029 (Callable 08/01/2028)	8,500,000	8,362,118
3.500%, 09/01/2030 (Callable 03/01/2030)	5,000,000	4,230,128
4.375%, 03/15/2042 (Callable 09/15/2041)	3,900,000	2,983,748
4.625%, 03/15/2052 (Callable 09/15/2051)	12,475,000	9,366,172
Hexcel Corp.:
4.950%, 08/15/2025 (Callable 05/15/2025)	8,303,000	8,092,533
4.200%, 02/15/2027 (Callable 11/15/2026)	19,000,000	17,593,538
HF Sinclair Corp.,
4.500%, 10/01/2030 (Callable 07/01/2030)	14,157,000	12,466,995
Holly Energy Partners LP / Holly Energy Finance Corp.,
6.375%, 04/15/2027 (Callable 04/15/2024) (2)	10,957,000	10,757,363
Hologic, Inc.,
3.250%, 02/15/2029 (Callable 10/30/2023) (2)	21,238,000	17,939,807
HP, Inc.:
2.200%, 06/17/2025 (Callable 05/17/2025)	10,000,000	9,401,741
3.000%, 06/17/2027 (Callable 04/17/2027)	25,000,000	22,721,358
Huntington Ingalls Industries, Inc.:
3.844%, 05/01/2025 (Callable 04/01/2025)	10,000,000	9,658,654
2.043%, 08/16/2028 (Callable 06/16/2028)	12,000,000	10,080,295
Huntsman International LLC,
2.950%, 06/15/2031 (Callable 03/15/2031)	4,900,000	3,800,763
Hyundai Capital America:
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)	10,000,000	9,004,312
5.500%, 03/30/2026 (1)(2)	7,775,000	7,672,977
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)	30,000,000	26,473,958
5.680%, 06/26/2028 (Callable 05/26/2028) (1)(2)	15,000,000	14,664,824
6.100%, 09/21/2028 (Callable 08/21/2028) (1)(2)	10,000,000	9,928,655
Infor, Inc.,
1.750%, 07/15/2025 (Callable 06/15/2025) (2)	8,375,000	7,700,395
Ingersoll Rand, Inc.,
5.700%, 08/14/2033 (Callable 05/14/2033)	9,700,000	9,361,619
Ingersoll-Rand Global Holding Co. Ltd.,
5.750%, 06/15/2043	4,126,000	3,944,437
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (Callable 05/01/2044)	1,300,000	1,054,880
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)	28,000,000	23,557,069
Intel Corp.:
5.200%, 02/10/2033 (Callable 11/10/2032)	3,275,000	3,170,977
4.900%, 08/05/2052 (Callable 02/05/2052)	2,600,000	2,180,894
5.700%, 02/10/2053 (Callable 08/10/2052)	5,575,000	5,227,968
International Business Machines Corp.,
4.150%, 05/15/2039	13,000,000	10,581,433
International Flavors & Fragrances, Inc.:
5.000%, 09/26/2048 (Callable 03/26/2048)	10,000,000	7,452,041
3.468%, 12/01/2050 (Callable 06/01/2050) (2)	8,000,000	4,653,189
IQVIA, Inc.:
5.000%, 05/15/2027 (Callable 10/30/2023) (2)	2,500,000	2,356,444
6.500%, 05/15/2030 (Callable 05/15/2026) (2)	2,000,000	1,957,539
Iron Mountain, Inc.:
5.250%, 03/15/2028 (Callable 10/10/2023) (2)	20,303,000	18,769,675
5.000%, 07/15/2028 (Callable 10/10/2023) (2)	4,000,000	3,638,204
7.000%, 02/15/2029 (Callable 08/15/2025) (2)	10,000,000	9,780,333
4.500%, 02/15/2031 (Callable 02/15/2026) (2)	10,000,000	8,224,634
JAB Holdings BV:
3.750%, 05/28/2051 (Callable 11/28/2050) (1)(2)	8,600,000	5,260,207
4.500%, 04/08/2052 (Callable 10/08/2051) (1)(2)	13,000,000	9,120,718
Jabil, Inc.,
5.450%, 02/01/2029 (Callable 01/01/2029)	10,000,000	9,724,490
Jacobs Engineering Group, Inc.,
6.350%, 08/18/2028 (Callable 07/18/2028)	14,000,000	13,959,236
JBS USA Lux SA, JBS USA Food Company, and JBS Luxembourg SARL,
6.750%, 03/15/2034 (Callable 12/15/2033) (2)	4,000,000	3,891,960
JBS USA Lux SA, JBS USA Food Company, and JBS USA Finance:
2.500%, 01/15/2027 (Callable 12/15/2026)	15,000,000	13,249,800
3.750%, 12/01/2031 (Callable 12/01/2026)	24,344,000	19,500,515
3.625%, 01/15/2032 (Callable 01/15/2027)	7,000,000	5,573,473
5.750%, 04/01/2033 (Callable 01/01/2033)	3,000,000	2,743,690
4.375%, 02/02/2052 (Callable 08/02/2051)	7,825,000	5,200,321
JM Smucker Co.,
3.550%, 03/15/2050 (Callable 09/15/2049)	3,350,000	2,164,425
KB Home,
7.250%, 07/15/2030 (Callable 07/15/2025)	5,000,000	4,911,538
Kennametal, Inc.,
4.625%, 06/15/2028 (Callable 03/15/2028)	7,900,000	7,447,672
Keysight Technologies, Inc.,
4.600%, 04/06/2027 (Callable 01/06/2027)	50,189,000	48,342,272
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031 (Callable 04/01/2031) (1)(2)	6,000,000	4,893,857
Kinder Morgan Energy Partners LP:
7.300%, 08/15/2033	1,675,000	1,760,331
6.500%, 02/01/2037	6,785,000	6,633,966
6.950%, 01/15/2038	14,755,000	15,186,748
7.500%, 11/15/2040	27,248,000	28,595,176
Kinder Morgan, Inc.:
8.050%, 10/15/2030	15,384,000	16,731,884
7.800%, 08/01/2031	16,174,000	17,555,119
Kinross Gold Corp.,
6.875%, 09/01/2041 (Callable 03/01/2041) (1)	5,500,000	5,326,308
Kraft Heinz Foods Co.:
9.000%, 03/15/2032	10,000,000	10,560,522
5.000%, 07/15/2035 (Callable 01/15/2035)	5,311,000	4,923,502
5.000%, 06/04/2042	5,000,000	4,330,338
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026 (Callable 09/15/2026)	18,100,000	15,799,264
2.700%, 10/15/2028 (Callable 08/15/2028)	7,939,000	6,526,845
L3Harris Technologies, Inc.,
5.600%, 07/31/2053 (Callable 01/31/2053)	5,750,000	5,377,182
Lafarge SA,
7.125%, 07/15/2036	1,500,000	1,583,970
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (Callable 06/22/2026) (2)	12,565,000	11,812,891
Lear Corp.:
3.800%, 09/15/2027 (Callable 06/15/2027)	3,167,000	2,925,829
3.500%, 05/30/2030 (Callable 02/28/2030)	15,000,000	12,784,263
Leidos Holdings, Inc.,
5.950%, 12/01/2040 (Callable 06/04/2040)	2,000,000	1,734,326
Leidos, Inc.:
4.375%, 05/15/2030 (Callable 02/15/2030)	46,222,000	41,378,579
2.300%, 02/15/2031 (Callable 11/15/2030)	7,500,000	5,767,710
5.750%, 03/15/2033 (Callable 12/15/2032)	26,839,000	25,721,436
LKQ Corp.,
5.750%, 06/15/2028 (Callable 05/15/2028) (2)	8,000,000	7,815,327
Lockheed Martin Corp.,
5.200%, 02/15/2055 (Callable 08/15/2054)	2,725,000	2,529,909
Louisiana-Pacific Corp.,
3.625%, 03/15/2029 (Callable 03/15/2024) (2)	25,000,000	20,931,749
Lowe`s Companies, Inc.,
5.850%, 04/01/2063 (Callable 10/01/2062)	10,000,000	9,200,815
Lundin Energy Finance BV:
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)	6,725,000	6,001,970
3.100%, 07/15/2031 (Callable 04/15/2031) (1)(2)	20,958,000	16,772,283
Magellan Midstream Partners LP:
5.000%, 03/01/2026 (Callable 12/01/2025)	10,000,000	9,814,794
4.200%, 03/15/2045 (Callable 09/15/2044)	8,770,000	5,904,652
Magna International, Inc.,
2.450%, 06/15/2030 (Callable 03/15/2030) (1)	10,000,000	8,197,884
Marathon Petroleum Corp.:
4.700%, 05/01/2025 (Callable 04/01/2025)	15,000,000	14,690,737
5.125%, 12/15/2026 (Callable 09/15/2026)	3,000,000	2,952,063
4.750%, 09/15/2044 (Callable 03/15/2044)	3,985,000	3,157,289
Marriott International, Inc.,
4.900%, 04/15/2029 (Callable 03/15/2029)	5,000,000	4,767,245
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,096,564
6.250%, 05/01/2037	450,000	432,502
Masco Corp.,
6.500%, 08/15/2032	15,834,000	15,950,469
MasTec, Inc.,
4.500%, 08/15/2028 (Callable 10/30/2023) (2)	12,948,000	11,644,067
Microchip Technology, Inc.,
4.250%, 09/01/2025 (Callable 10/30/2023)	4,000,000	3,869,820
Micron Technology, Inc.,
5.375%, 04/15/2028 (Callable 03/15/2028)	25,000,000	24,133,742
Microsoft Corp.,
4.200%, 11/03/2035 (Callable 05/03/2035)	5,650,000	5,213,709
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024 (Callable 03/01/2024) (2)	13,695,000	13,477,100
4.625%, 04/01/2029 (Callable 01/01/2029) (2)	14,660,000	13,398,941
Minera Mexico SA de CV,
4.500%, 01/26/2050 (Callable 07/26/2049) (1)(2)	8,000,000	5,692,379
Mineral Resources Ltd.,
9.250%, 10/01/2028 (Callable 10/01/2025) (1)(2)	1,000,000	1,010,000
Minerva Luxembourg SA,
8.875%, 09/13/2033 (Callable 09/13/2028) (1)(2)	6,000,000	5,952,116
Mohawk Industries, Inc.,
3.625%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,362,325
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)	8,250,000	7,895,486
Molson Coors Beverage Co.,
3.000%, 07/15/2026 (Callable 04/15/2026)	23,888,000	22,200,513
Mosaic Co.,
5.450%, 11/15/2033 (Callable 05/15/2033)	11,101,000	10,430,629
MPLX LP:
4.000%, 02/15/2025 (Callable 11/15/2024)	13,125,000	12,767,035
4.875%, 06/01/2025 (Callable 03/01/2025)	19,150,000	18,783,569
1.750%, 03/01/2026 (Callable 02/01/2026)	20,000,000	18,135,012
4.250%, 12/01/2027 (Callable 09/01/2027)	6,519,000	6,123,395
5.000%, 03/01/2033 (Callable 12/01/2032)	4,425,000	4,032,222
5.500%, 02/15/2049 (Callable 08/15/2048)	8,825,000	7,469,217
4.900%, 04/15/2058 (Callable 10/15/2057)	5,000,000	3,717,301
MSCI, Inc.:
4.000%, 11/15/2029 (Callable 11/15/2024) (2)	7,562,000	6,641,723
3.625%, 11/01/2031 (Callable 11/01/2026) (2)	10,000,000	8,180,767
Mueller Water Products, Inc.,
4.000%, 06/15/2029 (Callable 06/15/2024) (2)	500,000	435,453
Mylan, Inc.,
4.550%, 04/15/2028 (Callable 01/15/2028)	5,000,000	4,599,066
NCL Corp. Ltd.,
3.625%, 12/15/2024 (Callable 10/10/2023) (2)	20,000,000	19,206,296
Newell Brands, Inc.:
4.875%, 06/01/2025 (Callable 05/01/2025)	1,500,000	1,437,282
5.875%, 04/01/2026 (Callable 01/01/2026)	15,000,000	14,135,890
6.375%, 09/15/2027 (Callable 06/15/2027)	5,000,000	4,769,914
NGPL PipeCo LLC,
4.875%, 08/15/2027 (Callable 02/15/2027) (2)	20,000,000	18,879,624
Nissan Motor Acceptance Co. LLC,
7.050%, 09/15/2028 (Callable 08/15/2028) (1)(2)	15,000,000	14,997,407
Nissan Motor Co. Ltd.,
4.345%, 09/17/2027 (Callable 07/17/2027) (1)(2)	10,000,000	9,128,010
Norfolk Southern Corp.,
3.050%, 05/15/2050 (Callable 11/15/2049)	18,000,000	11,165,895
North Mississippi Health Services, Inc.,
3.183%, 10/01/2051 (Callable 04/01/2051)	11,800,000	7,281,644
Nova Southeastern University, Inc.,
4.809%, 04/01/2053	4,800,000	3,796,897
Nutrien Ltd.:
4.000%, 12/15/2026 (Callable 09/15/2026) (1)	10,000,000	9,477,850
4.125%, 03/15/2035 (Callable 09/15/2034) (1)	6,550,000	5,453,380
nVent Finance Sarl:
4.550%, 04/15/2028 (Callable 01/15/2028)	32,435,000	30,376,710
5.650%, 05/15/2033 (Callable 02/15/2033)	28,950,000	26,938,607
NXP BV / NXP Funding LLC / NXP USA, Inc.:
4.300%, 06/18/2029 (Callable 03/18/2029) (1)	9,625,000	8,817,513
2.650%, 02/15/2032 (Callable 11/15/2031) (1)	15,000,000	11,593,896
Occidental Petroleum Corp.:
8.500%, 07/15/2027 (Callable 01/15/2027)	15,000,000	16,062,300
7.150%, 05/15/2028	7,000,000	7,188,261
8.875%, 07/15/2030 (Callable 01/15/2030)	8,000,000	8,994,480
7.500%, 05/01/2031	12,000,000	12,734,918
7.875%, 09/15/2031	12,790,000	13,840,071
6.450%, 09/15/2036	7,125,000	6,996,287
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)	30,300,000	21,254,331
OCI NV,
6.700%, 03/16/2033 (Callable 12/16/2032) (1)(2)	10,000,000	9,541,544
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)	46,000,000	41,766,579
6.250%, 11/09/2032 (Callable 08/09/2032)	7,000,000	7,086,468
3.900%, 05/15/2035 (Callable 11/15/2034)	7,425,000	6,067,897
3.850%, 07/15/2036 (Callable 01/15/2036)	7,500,000	5,929,944
4.000%, 11/15/2047 (Callable 05/15/2047)	2,565,000	1,802,675
3.950%, 03/25/2051 (Callable 09/25/2050)	5,000,000	3,427,725
6.900%, 11/09/2052 (Callable 05/09/2052)	29,065,000	29,940,698
5.550%, 02/06/2053 (Callable 08/06/2052)	2,550,000	2,234,217
Orange SA,
9.000%, 03/01/2031 (1)	33,426,000	39,486,065
Oshkosh Corp.,
3.100%, 03/01/2030 (Callable 12/01/2029)	5,000,000	4,267,134
Owens Corning:
3.400%, 08/15/2026 (Callable 05/15/2026)	5,000,000	4,685,269
5.875%, 12/01/2036	13,205,000	13,937,010
PBF Holding Co. LLC / PBF Finance Corp.,
7.875%, 09/15/2030 (Callable 09/15/2026) (2)	12,075,000	12,026,398
Penske Truck Leasing Co.:
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	20,000,000	19,209,342
1.200%, 11/15/2025 (Callable 10/15/2025) (2)	22,800,000	20,509,367
5.550%, 05/01/2028 (Callable 04/01/2028) (2)	15,000,000	14,529,742
6.050%, 08/01/2028 (Callable 07/01/2028) (2)	10,000,000	9,874,559
6.200%, 06/15/2030 (Callable 04/15/2030) (2)	6,000,000	5,912,768
PerkinElmer, Inc.:
3.300%, 09/15/2029 (Callable 06/15/2029)	25,000,000	21,692,367
3.625%, 03/15/2051 (Callable 09/15/2050)	11,775,000	7,498,110
Perrigo Finance Unlimited Co.:
3.900%, 12/15/2024 (Callable 09/15/2024)	42,000,000	40,489,983
4.400%, 06/15/2030 (Callable 03/15/2030)	25,250,000	21,525,261
Pfizer Investment Enterprises Pte Ltd.,
5.300%, 05/19/2053 (Callable 11/19/2052)	11,825,000	10,987,228
Phillips 66 Co.:
3.150%, 12/15/2029 (Callable 09/15/2029)	12,550,000	10,855,739
2.150%, 12/15/2030 (Callable 09/15/2030)	6,000,000	4,724,156
4.650%, 11/15/2034 (Callable 05/15/2034)	13,000,000	11,682,708
5.875%, 05/01/2042	5,000,000	4,871,019
4.680%, 02/15/2045 (Callable 08/15/2044)	2,000,000	1,592,064
Pilgrim's Pride Corp.:
6.250%, 07/01/2033 (Callable 04/01/2033)	16,935,000	15,915,331
6.875%, 05/15/2034 (Callable 02/15/2034) (8)	8,500,000	8,341,282
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029 (Callable 09/15/2029)	10,000,000	8,596,276
POSCO,
5.750%, 01/17/2028 (1)(2)	5,000,000	4,969,875
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	10,000,000	8,935,874
Quanta Services, Inc.,
2.900%, 10/01/2030 (Callable 07/01/2030)	10,000,000	8,156,401
Rand Parent LLC,
8.500%, 02/15/2030 (Callable 02/15/2026) (2)	6,500,000	6,013,155
Raytheon Technologies Corp.:
4.800%, 12/15/2043 (Callable 06/15/2043)	7,925,000	6,612,925
3.125%, 07/01/2050 (Callable 01/01/2050)	6,000,000	3,730,433
Regal Rexnord Corp.:
6.300%, 02/15/2030 (Callable 12/15/2029) (2)	26,000,000	25,115,278
6.400%, 04/15/2033 (Callable 01/15/2033) (2)	15,332,000	14,767,902
Reliance Industries Ltd.,
2.875%, 01/12/2032 (1)(2)	20,400,000	16,277,694
Reliance Steel & Aluminum Co.,
1.300%, 08/15/2025 (Callable 07/15/2025)	6,100,000	5,590,943
Republic Services, Inc.,
5.000%, 04/01/2034 (Callable 01/01/2034)	5,000,000	4,733,093
Rogers Communications, Inc.:
3.800%, 03/15/2032 (Callable 12/15/2031) (1)	13,000,000	10,803,341
4.350%, 05/01/2049 (Callable 11/01/2048) (1)	10,000,000	7,124,094
Ryder System, Inc.,
5.250%, 06/01/2028 (Callable 05/01/2028)	16,550,000	16,107,144
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026 (Callable 12/31/2025)	55,015,000	54,918,559
5.000%, 03/15/2027 (Callable 09/15/2026)	20,300,000	19,693,374
4.500%, 05/15/2030 (Callable 11/15/2029)	21,897,000	20,080,881
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(9)	5,475,000	4,297,875
5.375%, 09/26/2024 (1)(2)(9)	5,125,000	3,956,489
Santos Finance Ltd.:
3.649%, 04/29/2031 (Callable 01/29/2031) (1)(2)	21,000,000	16,778,194
6.875%, 09/19/2033 (Callable 06/19/2033) (1)(2)	9,100,000	8,903,258
Schlumberger Holdings Corp.,
3.900%, 05/17/2028 (Callable 02/17/2028) (2)	11,096,000	10,306,734
Sealed Air Corp.:
6.125%, 02/01/2028 (Callable 02/01/2025) (2)	1,000,000	968,521
5.000%, 04/15/2029 (Callable 04/15/2025) (2)	5,000,000	4,495,598
Sherwin-Williams Co.,
4.500%, 06/01/2047 (Callable 12/01/2046)	5,550,000	4,438,181
Silgan Holdings, Inc.,
4.125%, 02/01/2028 (Callable 10/16/2023)	4,000,000	3,578,600
SK Hynix, Inc.:
6.250%, 01/17/2026 (1)(2)	5,900,000	5,895,517
1.500%, 01/19/2026 (1)(2)	13,000,000	11,680,455
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	960,000	994,092
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)	10,000,000	7,698,494
Smithfield Foods, Inc.:
5.200%, 04/01/2029 (Callable 01/01/2029) (1)(2)	16,566,000	15,130,912
2.625%, 09/13/2031 (Callable 06/13/2031) (1)(2)	18,500,000	13,264,657
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)	6,725,000	6,052,527
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)	40,018,000	38,546,498
Southern Copper Corp.,
7.500%, 07/27/2035 (1)	19,786,000	21,764,936
Spectra Energy Partners LP,
3.500%, 03/15/2025 (Callable 12/15/2024) (1)	15,150,000	14,624,410
Standard Industries, Inc.:
4.750%, 01/15/2028 (Callable 10/30/2023) (2)	24,408,000	22,015,747
4.375%, 07/15/2030 (Callable 07/15/2025) (2)	7,000,000	5,797,393
3.375%, 01/15/2031 (Callable 07/15/2025) (2)	5,000,000	3,864,905
Stanley Black & Decker, Inc.:
6.000%, 03/06/2028 (Callable 02/06/2028)	3,000,000	3,023,349
4.850%, 11/15/2048 (Callable 05/15/2048)	4,175,000	3,379,959
Stellantis Finance US, Inc.,
5.625%, 01/12/2028 (Callable 12/12/2027) (2)	3,650,000	3,611,980
Stericycle, Inc.,
3.875%, 01/15/2029 (Callable 11/15/2023) (2)	1,000,000	862,350
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,217,276
Sunoco LP / Sunoco Finance Corp.,
7.000%, 09/15/2028 (Callable 09/15/2025) (2)	10,000,000	9,867,441
Synnex Corporation:
1.750%, 08/09/2026 (Callable 07/09/2026)	10,000,000	8,787,664
2.375%, 08/09/2028 (Callable 06/09/2028)	25,000,000	20,543,946
Sysco Corp.:
5.950%, 04/01/2030 (Callable 01/01/2030)	22,570,000	22,756,902
3.150%, 12/14/2051 (Callable 06/14/2051)	9,250,000	5,687,819
Takeda Pharmaceutical Co. Ltd.,
2.050%, 03/31/2030 (Callable 12/31/2029) (1)	11,825,000	9,508,916
Targa Resources Partners LP:
6.500%, 07/15/2027 (Callable 10/30/2023)	1,000,000	1,007,750
5.000%, 01/15/2028 (Callable 10/30/2023)	28,000,000	26,628,000
4.875%, 02/01/2031 (Callable 02/01/2026)	10,500,000	9,404,322
4.000%, 01/15/2032 (Callable 07/15/2026)	14,000,000	11,780,720
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)	26,205,000	25,515,789
3.900%, 05/25/2027 (Callable 02/25/2027) (1)	23,285,000	21,712,095
Teck Resources Ltd.,
3.900%, 07/15/2030 (Callable 04/15/2030) (1)	10,000,000	8,692,089
Telecom Italia Capital SA:
5.303%, 05/30/2024 (1)(2)	21,500,000	21,138,548
7.200%, 07/18/2036 (1)	3,175,000	2,825,065
Telefonica Emisiones SA:
4.103%, 03/08/2027 (1)	8,125,000	7,656,120
7.045%, 06/20/2036 (1)	4,925,000	5,067,167
5.213%, 03/08/2047 (1)	24,108,000	19,201,188
4.895%, 03/06/2048 (1)	9,475,000	7,176,781
5.520%, 03/01/2049 (Callable 09/01/2048) (1)	12,000,000	9,876,700
Tenet Healthcare Corp.:
4.375%, 01/15/2030 (Callable 12/01/2024)	3,000,000	2,580,373
6.125%, 06/15/2030 (Callable 06/15/2025)	1,000,000	937,549
Teva Pharmaceutical Finance Netherlands III BV:
3.150%, 10/01/2026 (1)	53,000,000	47,237,331
4.750%, 05/09/2027 (Callable 02/09/2027) (1)	9,000,000	8,257,798
7.875%, 09/15/2029 (Callable 06/15/2029) (1)	5,000,000	5,065,320
Textron, Inc.,
3.000%, 06/01/2030 (Callable 03/01/2030)	15,000,000	12,621,984
Timken Co.:
3.875%, 09/01/2024 (Callable 06/01/2024)	10,000,000	9,793,426
4.500%, 12/15/2028 (Callable 09/15/2028)	6,025,000	5,617,976
T-Mobile USA, Inc.:
4.750%, 02/01/2028 (Callable 10/10/2023)	17,250,000	16,534,429
3.375%, 04/15/2029 (Callable 04/15/2024)	5,000,000	4,397,698
3.875%, 04/15/2030 (Callable 01/15/2030)	53,473,000	47,375,525
3.500%, 04/15/2031 (Callable 04/15/2026)	60,000,000	50,734,158
4.375%, 04/15/2040 (Callable 10/15/2039)	10,000,000	8,035,278
3.600%, 11/15/2060 (Callable 05/15/2060)	15,000,000	9,279,092
Toll Road Investors Partnership II LP:
0.000%, 02/15/2025 (Insured by NATL) (2)	10,000,000	9,004,410
0.000%, 02/15/2027 (Insured by NATL) (2)	32,855,000	25,578,301
0.000%, 02/15/2030 (Insured by NATL) (2)	2,000,000	1,249,612
0.000%, 02/15/2030 (Insured by NATL) (2)	2,938,000	1,968,028
0.000%, 02/15/2031 (Insured by AGM) (2)	5,396,000	3,383,590
0.000%, 02/15/2036 (Insured by AGM) (2)	12,500,000	5,516,113
TopBuild Corp.:
3.625%, 03/15/2029 (Callable 03/15/2024) (2)	2,500,000	2,129,263
4.125%, 02/15/2032 (Callable 10/15/2026) (2)	1,000,000	811,847
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038 (Callable 11/15/2037) (1)	10,000,000	8,348,215
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042 (Callable 02/01/2042)	2,600,000	2,046,416
TransDigm, Inc.:
6.750%, 08/15/2028 (Callable 02/15/2025) (2)	5,500,000	5,414,687
6.875%, 12/15/2030 (Callable 08/18/2026) (2)	15,000,000	14,708,163
TreeHouse Foods, Inc.,
4.000%, 09/01/2028 (Callable 10/16/2023)	1,500,000	1,216,875
Trimble, Inc.,
6.100%, 03/15/2033 (Callable 12/15/2032)	7,000,000	6,858,097
Trinity Industries, Inc.,
7.750%, 07/15/2028 (Callable 07/15/2025) (2)	1,000,000	1,006,250
Triton Container International Ltd.:
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)	7,425,000	6,614,883
3.150%, 06/15/2031 (Callable 03/15/2031) (1)(2)	30,475,000	22,973,768
3.250%, 03/15/2032 (Callable 12/15/2031) (1)	10,000,000	7,478,173
TTX Co.,
4.650%, 06/15/2044 (2)	7,710,000	6,138,751
Tyco Electronics Group SA,
7.125%, 10/01/2037	500,000	550,311
Tyson Foods, Inc.,
5.100%, 09/28/2048 (Callable 03/28/2048)	4,650,000	3,781,434
United Rentals North America, Inc.:
3.875%, 11/15/2027 (Callable 10/10/2023)	5,000,000	4,526,025
4.875%, 01/15/2028 (Callable 10/10/2023)	5,000,000	4,670,515
6.000%, 12/15/2029 (Callable 12/15/2025) (2)	8,700,000	8,470,765
5.250%, 01/15/2030 (Callable 01/15/2025)	5,000,000	4,624,540
4.000%, 07/15/2030 (Callable 07/15/2025)	10,000,000	8,522,236
3.875%, 02/15/2031 (Callable 08/15/2025)	3,000,000	2,495,414
3.750%, 01/15/2032 (Callable 07/15/2026)	1,000,000	806,801
Universal Health Services, Inc.:
1.650%, 09/01/2026 (Callable 08/01/2026)	16,000,000	14,103,394
2.650%, 10/15/2030 (Callable 07/15/2030)	24,322,000	18,957,005
UPMC,
3.600%, 04/03/2025	47,575,000	45,828,374
Utah Acquisition Sub, Inc.:
3.950%, 06/15/2026 (Callable 03/15/2026)	10,357,000	9,701,868
5.250%, 06/15/2046 (Callable 12/15/2045)	4,000,000	2,953,814
Vale Canada Ltd.,
7.200%, 09/15/2032 (1)	1,600,000	1,630,869
Vale Overseas Ltd.:
3.750%, 07/08/2030 (Callable 04/08/2030) (1)	25,339,000	21,602,141
6.125%, 06/12/2033 (Callable 03/12/2033) (1)	25,000,000	24,144,425
8.250%, 01/17/2034 (1)	5,201,000	5,786,038
6.875%, 11/21/2036 (1)	29,519,000	29,701,309
6.875%, 11/10/2039 (1)	18,121,000	18,138,777
Valero Energy Corp.,
6.625%, 06/15/2037	5,000,000	5,125,652
Valero Energy Partners LP,
4.500%, 03/15/2028 (Callable 12/15/2027)	20,000,000	19,007,427
Var Energi ASA:
7.500%, 01/15/2028 (Callable 12/15/2027) (1)(2)	29,950,000	30,732,874
8.000%, 11/15/2032 (Callable 08/15/2032) (1)(2)	16,989,000	17,826,558
Verizon Communications, Inc.:
3.000%, 03/22/2027 (Callable 01/22/2027)	5,000,000	4,587,498
4.500%, 08/10/2033	15,710,000	13,987,313
4.400%, 11/01/2034 (Callable 05/01/2034)	790,000	685,022
4.272%, 01/15/2036	10,793,000	9,195,719
5.250%, 03/16/2037	18,225,000	17,003,054
4.812%, 03/15/2039	38,575,000	33,241,930
4.862%, 08/21/2046	2,500,000	2,066,072
5.500%, 03/16/2047	2,500,000	2,311,363
3.700%, 03/22/2061 (Callable 09/22/2060)	11,200,000	7,127,180
Viatris, Inc.:
3.850%, 06/22/2040 (Callable 12/22/2039)	10,000,000	6,512,877
4.000%, 06/22/2050 (Callable 12/22/2049)	22,000,000	13,299,735
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)	15,000,000	13,516,697
4.900%, 04/21/2027 (Callable 03/21/2027) (1)(2)	7,725,000	7,397,511
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)	55,139,000	44,393,735
5.250%, 04/21/2032 (Callable 01/21/2032) (1)(2)	22,000,000	20,272,635
VMware, Inc.,
1.800%, 08/15/2028 (Callable 06/15/2028)	15,000,000	12,448,650
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	16,293,000	17,904,361
6.150%, 02/27/2037 (1)	13,920,000	13,708,612
4.375%, 02/19/2043 (1)	5,054,000	3,894,423
Volkswagen Group of America Finance LLC:
3.350%, 05/13/2025 (1)(2)	15,000,000	14,374,361
1.250%, 11/24/2025 (Callable 10/24/2025) (1)(2)	8,300,000	7,534,798
Vontier Corp.,
2.400%, 04/01/2028 (Callable 02/01/2028)	15,725,000	13,090,591
Vulcan Materials Co.:
3.500%, 06/01/2030 (Callable 03/01/2030)	11,050,000	9,621,400
4.700%, 03/01/2048 (Callable 09/01/2047)	500,000	413,244
Wabtec Corp.:
3.450%, 11/15/2026 (Callable 08/15/2026)	36,775,000	34,188,974
4.700%, 09/15/2028 (Callable 06/15/2028)	10,205,000	9,595,920
Walgreens Boots Alliance, Inc.,
3.450%, 06/01/2026 (Callable 03/01/2026)	5,957,000	5,518,638
Walt Disney Co.:
5.400%, 10/01/2043	5,000,000	4,663,390
4.750%, 09/15/2044 (Callable 03/15/2044)	1,950,000	1,660,352
Warnermedia Holdings, Inc.:
6.412%, 03/15/2026 (Callable 03/15/2024)	7,000,000	6,998,829
4.279%, 03/15/2032 (Callable 12/15/2031)	48,550,000	41,210,137
5.050%, 03/15/2042 (Callable 09/15/2041)	6,000,000	4,640,330
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)	34,748,000	31,224,786
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)	57,075,000	54,383,817
Western Midstream Operating LP:
4.050%, 02/01/2030 (Callable 11/01/2029)	4,000,000	3,496,369
6.150%, 04/01/2033 (Callable 01/01/2033)	2,500,000	2,411,021
5.250%, 02/01/2050 (Callable 08/01/2049)	10,000,000	7,790,341
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	14,736,000	13,998,088
WestRock MWV LLC,
8.200%, 01/15/2030	5,012,000	5,517,064
Williams Companies, Inc.:
7.500%, 01/15/2031	120,000	127,614
7.750%, 06/15/2031	3,500,000	3,753,223
5.875%, 03/15/2032	11,275,000	12,813,444
6.300%, 04/15/2040	1,590,000	1,557,168
5.750%, 06/24/2044 (Callable 12/24/2043)	2,500,000	2,266,448
Wipro IT Services LLC,
1.500%, 06/23/2026 (Callable 05/23/2026) (1)(2)	17,800,000	15,887,862
Woodside Finance Ltd.:
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)	15,575,000	15,020,563
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)	30,000,000	27,727,787
Xerox Holdings Corp.,
5.000%, 08/15/2025 (Callable 07/15/2025) (2)	1,000,000	949,888
XPO Escrow Sub LLC,
7.500%, 11/15/2027 (Callable 11/15/2024) (2)	7,000,000	7,077,280
XPO, Inc.:
6.250%, 06/01/2028 (Callable 06/01/2025) (2)	1,000,000	967,550
7.125%, 06/01/2031 (Callable 06/01/2026) (2)	500,000	492,513
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)	20,250,000	19,119,156
Zimmer Biomet Holdings, Inc.:
3.550%, 03/20/2030 (Callable 12/20/2029)	1,000,000	853,644
5.750%, 11/30/2039	11,375,000	10,564,423
Total Industrials (Cost $7,813,206,115)		6,856,594,786	28.1%

Utilities
American Transmission Systems, Inc.,
2.650%, 01/15/2032 (Callable 10/15/2031) (2)	4,850,000	3,833,990
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,420,377
Avangrid, Inc.,
3.200%, 04/15/2025 (Callable 03/15/2025) (1)	14,000,000	13,383,779
Berkshire Hathaway Energy Co.,
2.850%, 05/15/2051 (Callable 11/15/2050)	10,000,000	5,767,173
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054 (Callable 06/01/2054)	7,600,000	6,000,178
Constellation Energy Generation LLC,
5.800%, 03/01/2033 (Callable 12/01/2032)	10,000,000	9,750,342
Consumers Energy Co.,
3.500%, 08/01/2051 (Callable 02/01/2051)	9,425,000	6,537,460
Dominion Resources, Inc.,
5.950%, 06/15/2035	1,880,000	1,841,527
DTE Electric Company,
2.625%, 03/01/2031 (Callable 12/01/2030)	15,200,000	12,542,016
DTE Energy Company,
4.875%, 06/01/2028 (Callable 05/01/2028)	11,900,000	11,500,628
Duke Energy Corp.,
6.100%, 09/15/2053 (Callable 03/15/2053)	8,400,000	8,146,454
Duquesne Light Holdings, Inc.,
2.532%, 10/01/2030 (Callable 07/01/2030) (2)	8,775,000	6,823,992
Enel Finance International NV:
3.500%, 04/06/2028 (1)(2)	7,000,000	6,290,485
7.500%, 10/14/2032 (Callable 07/14/2032) (1)(2)	20,000,000	21,349,251
6.000%, 10/07/2039 (1)(2)	4,286,000	3,983,987
4.750%, 05/25/2047 (1)(2)	54,084,000	41,372,053
Engie Energia Chile SA,
3.400%, 01/28/2030 (Callable 10/28/2029) (1)(2)	3,000,000	2,495,214
Exelon Corp.:
3.950%, 06/15/2025 (Callable 03/15/2025)	15,775,000	15,267,001
7.600%, 04/01/2032	1,650,000	1,781,512
5.100%, 06/15/2045 (Callable 12/15/2044)	5,875,000	5,023,217
4.100%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,615,895
Exelon Generation Co. LLC,
5.600%, 06/15/2042 (Callable 12/15/2041)	6,100,000	5,472,393
Fells Point Funding Trust,
3.046%, 01/31/2027 (Callable 12/31/2026) (2)	10,300,000	9,339,858
FirstEnergy Corp.:
2.250%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,333,198
3.400%, 03/01/2050 (Callable 09/01/2049)	11,325,000	7,039,043
FirstEnergy Transmission LLC,
2.866%, 09/15/2028 (Callable 07/15/2028) (2)	15,000,000	13,005,033
Fortis, Inc.,
3.055%, 10/04/2026 (Callable 07/04/2026) (1)	8,762,000	8,030,407
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (2)	5,000,000	4,569,626
KeySpan Corp.,
8.000%, 11/15/2030 (1)	8,375,000	8,959,943
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (Callable 06/15/2030) (1)(2)	10,600,000	8,172,285
National Grid PLC,
5.602%, 06/12/2028 (Callable 05/12/2028) (1)	5,000,000	4,945,538
NiSource, Inc.:
3.600%, 05/01/2030 (Callable 02/01/2030)	20,800,000	18,118,243
3.950%, 03/30/2048 (Callable 09/30/2047)	11,775,000	8,407,735
Ohio Power Co.,
5.000%, 06/01/2033 (Callable 03/01/2033)	8,150,000	7,646,941
Oklahoma Gas and Electric Co.,
5.600%, 04/01/2053 (Callable 10/01/2052)	3,700,000	3,456,416
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,002,103
Piedmont Natural Gas Company, Inc.,
5.400%, 06/15/2033 (Callable 03/15/2033)	14,050,000	13,395,232
Total Utilities (Cost $379,363,404)		320,620,525	1.3%

Financials
ABN AMRO Bank NV:
4.750%, 07/28/2025 (1)(2)	37,818,000	36,632,864
4.800%, 04/18/2026 (1)(2)	47,025,000	45,029,823
1.542%, 06/16/2027 (1 Year CMT Rate + 0.800%)(Callable 06/16/2026) (1)(2)(3)	12,250,000	10,793,340
3.324%, 03/13/2037 (5 Year CMT Rate + 1.900%)(Callable 12/13/2031) (1)(2)(3)	31,325,000	23,050,253
AerCap Holdings NV:
2.875%, 08/14/2024 (Callable 07/14/2024) (1)	39,395,000	38,263,982
6.500%, 07/15/2025 (Callable 06/15/2025) (1)	15,000,000	15,017,300
2.450%, 10/29/2026 (Callable 09/29/2026) (1)	8,000,000	7,165,564
5.750%, 06/06/2028 (Callable 05/06/2028) (1)	10,000,000	9,769,698
3.000%, 10/29/2028 (Callable 08/29/2028) (1)	15,500,000	13,290,912
Agree LP,
2.900%, 10/01/2030 (Callable 07/01/2030)	12,809,000	10,309,658
AIB Group PLC,
6.608%, 09/13/2029 (SOFR + 2.330%)(Callable 09/13/2028) (1)(2)(3)	15,000,000	14,937,620
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	7,711,000	7,993,484
Air Lease Corp.:
2.300%, 02/01/2025 (Callable 01/01/2025)	14,150,000	13,403,513
5.850%, 12/15/2027 (Callable 11/15/2027)	10,000,000	9,864,614
Ally Financial, Inc.:
1.450%, 10/02/2023	15,000,000	15,000,000
5.125%, 09/30/2024	13,000,000	12,798,269
5.800%, 05/01/2025 (Callable 04/01/2025)	10,000,000	9,824,109
American International Group, Inc.:
5.125%, 03/27/2033 (Callable 12/27/2032)	6,000,000	5,582,757
6.820%, 11/15/2037	4,173,000	4,184,384
Assurant, Inc.:
4.900%, 03/27/2028 (Callable 12/27/2027)	4,250,000	4,061,236
3.700%, 02/22/2030 (Callable 11/22/2029)	7,000,000	5,888,761
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	12,000,000	11,894,402
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%)(Callable 07/22/2025) (1)(2)(3)	14,803,000	13,741,536
6.742%, 12/08/2032 (1)(2)	33,000,000	32,995,855
2.570%, 11/25/2035 (5 Year CMT Rate + 1.700%)(Callable 11/25/2030) (1)(2)(3)	13,000,000	9,624,109
Aviation Capital Group LLC:
6.250%, 04/15/2028 (Callable 03/15/2028) (1)(2)	5,000,000	4,889,587
6.375%, 07/15/2030 (Callable 05/15/2030) (1)(2)	16,000,000	15,494,155
Avolon Holdings Funding Ltd.:
5.250%, 05/15/2024 (Callable 04/15/2024) (1)(2)	5,000,000	4,951,912
2.875%, 02/15/2025 (Callable 01/15/2025) (1)(2)	10,000,000	9,440,979
Banco Santander Chile,
2.700%, 01/10/2025 (Callable 12/10/2024) (1)(2)	8,000,000	7,670,815
Banco Santander SA:
5.179%, 11/19/2025 (1)	11,150,000	10,846,009
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)	10,000,000	8,744,029
2.749%, 12/03/2030 (1)	5,000,000	3,725,750
3.225%, 11/22/2032 (1 Year CMT Rate + 1.600%)(Callable 08/22/2031) (1)(3)	35,000,000	26,488,655
Bank of America Corp.:
2.456%, 10/22/2025 (SOFR + 1.132%)(Callable 10/22/2024) (3)	8,000,000	7,682,742
3.366%, 01/23/2026 (SOFR + 1.072%)(Callable 01/23/2025) (3)	22,700,000	21,822,418
5.080%, 01/20/2027 (SOFR + 1.290%)(Callable 01/20/2026) (3)	12,750,000	12,462,520
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)	6,000,000	5,316,956
6.204%, 11/10/2028 (SOFR + 1.990%)(Callable 11/10/2027) (3)	12,000,000	12,054,196
3.419%, 12/20/2028 (SOFR + 1.302%)(Callable 12/20/2027) (3)	19,539,000	17,527,432
5.202%, 04/25/2029 (SOFR + 1.630%)(Callable 04/25/2028) (3)	15,000,000	14,449,554
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)	12,000,000	10,045,610
4.271%, 07/23/2029 (SOFR + 1.572%)(Callable 07/23/2028) (3)	10,000,000	9,216,443
2.496%, 02/13/2031 (SOFR + 1.252%)(Callable 02/13/2030) (3)	7,000,000	5,610,072
2.592%, 04/29/2031 (SOFR + 2.150%)(Callable 04/29/2030) (3)	35,000,000	28,125,691
1.898%, 07/23/2031 (SOFR + 1.530%)(Callable 07/23/2030) (3)	10,000,000	7,598,561
5.015%, 07/22/2033 (SOFR + 2.160%)(Callable 07/22/2032) (3)	5,000,000	4,600,226
7.750%, 05/14/2038	725,000	811,436
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)	10,202,000	8,937,710
Bank of Montreal,
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%)(Callable 12/15/2027) (1)(3)	5,000,000	4,367,411
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	15,475,000	14,660,808
Bank of Nova Scotia,
5.250%, 06/12/2028 (1)	7,000,000	6,816,081
Banque Federative du Credit Mutuel SA:
4.753%, 07/13/2027 (1)(2)	15,000,000	14,361,823
5.790%, 07/13/2028 (1)(2)	6,000,000	5,954,010
Barclays PLC:
3.650%, 03/16/2025 (1)	17,350,000	16,703,568
2.852%, 05/07/2026 (SOFR + 2.714%)(Callable 05/07/2025) (1)(3)	10,000,000	9,433,478
4.337%, 01/10/2028 (Callable 01/10/2027) (1)	10,000,000	9,271,686
2.645%, 06/24/2031 (1 Year CMT Rate + 1.900%)(Callable 06/24/2030) (1)(3)	2,150,000	1,662,193
6.224%, 05/09/2034 (SOFR + 2.980%)(Callable 05/09/2033) (1)(3)	14,650,000	13,877,790
6.692%, 09/13/2034 (SOFR + 2.620%)(Callable 09/13/2033) (1)(3)	20,000,000	19,525,623
BBVA USA,
3.875%, 04/10/2025 (Callable 03/10/2025)	45,470,000	43,854,185
BGC Partners, Inc.:
4.375%, 12/15/2025 (Callable 09/15/2025)	13,700,000	12,709,510
8.000%, 05/25/2028 (Callable 04/25/2028) (2)	15,000,000	14,765,796
BNP Paribas SA:
4.375%, 09/28/2025 (1)(2)	8,200,000	7,892,334
2.819%, 11/19/2025 (SOFR + 1.373%)(Callable 11/19/2024) (1)(2)(3)	42,500,000	40,818,294
4.375%, 05/12/2026 (1)(2)	16,910,000	16,186,205
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)	16,500,000	15,398,005
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)	8,000,000	7,164,128
1.904%, 09/30/2028 (SOFR + 1.609%)(Callable 09/30/2027) (1)(2)(3)	16,000,000	13,537,803
3.052%, 01/13/2031 (SOFR + 1.507%)(Callable 01/13/2030) (1)(2)(3)	10,500,000	8,643,195
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)	25,000,000	19,611,120
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%)(Callable 08/12/2030) (1)(2)(3)	5,000,000	3,750,108
BPCE SA:
5.700%, 10/22/2023 (1)(2)	33,770,000	33,737,864
4.625%, 07/11/2024 (1)(2)	3,185,000	3,124,103
5.150%, 07/21/2024 (1)(2)	30,902,000	30,410,553
4.500%, 03/15/2025 (1)(2)	40,275,000	38,844,200
1.652%, 10/06/2026 (SOFR + 1.520%)(Callable 10/06/2025) (1)(2)(3)	15,000,000	13,612,958
3.116%, 10/19/2032 (SOFR + 1.730%)(Callable 10/19/2031) (1)(2)(3)	22,000,000	16,386,723
Brown & Brown, Inc.,
4.500%, 03/15/2029 (Callable 12/15/2028)	11,840,000	10,945,946
Canadian Imperial Bank of Commerce,
5.615%, 07/17/2026 (1)	5,000,000	4,976,014
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (Callable 04/01/2024) (2)	7,525,000	7,415,511
Capital One Financial Corp.:
3.750%, 07/28/2026 (Callable 06/28/2026)	5,000,000	4,635,847
3.800%, 01/31/2028 (Callable 12/31/2027)	6,960,000	6,277,329
5.468%, 02/01/2029 (SOFR + 2.080%)(Callable 02/01/2028) (3)	10,000,000	9,519,011
6.312%, 06/08/2029 (SOFR + 2.640%)(Callable 06/08/2028) (3)	4,600,000	4,495,566
3.273%, 03/01/2030 (SOFR + 1.790%)(Callable 03/01/2029) (3)	3,250,000	2,718,623
6.377%, 06/08/2034 (SOFR + 2.860%)(Callable 06/08/2033) (3)	15,000,000	14,155,734
Centene Corp.:
3.000%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,066,100
2.500%, 03/01/2031 (Callable 12/01/2030)	64,850,000	49,818,976
Charles Schwab Corp.,
2.900%, 03/03/2032 (Callable 12/03/2031)	5,000,000	3,949,336
Citigroup, Inc.:
3.700%, 01/12/2026	4,700,000	4,471,629
3.106%, 04/08/2026 (SOFR + 2.842%)(Callable 04/08/2025) (3)	15,000,000	14,314,719
3.887%, 01/10/2028 (SOFR + 1.825%)(Callable 01/10/2027) (3)	21,200,000	19,762,397
4.412%, 03/31/2031 (SOFR + 3.914%)(Callable 03/31/2030) (3)	10,000,000	8,995,671
2.572%, 06/03/2031 (SOFR + 2.107%)(Callable 06/03/2030) (3)	50,000,000	39,870,381
2.561%, 05/01/2032 (SOFR + 1.167%)(Callable 05/01/2031) (3)	5,000,000	3,870,484
6.270%, 11/17/2033 (SOFR + 2.338%)(Callable 11/17/2032) (3)	5,000,000	4,985,217
Citizens Financial Group, Inc.:
2.850%, 07/27/2026 (Callable 04/27/2026)	23,400,000	21,042,788
3.250%, 04/30/2030 (Callable 01/30/2030)	40,000,000	32,410,004
CNA Financial Corp.:
4.500%, 03/01/2026 (Callable 12/01/2025)	21,125,000	20,437,747
5.500%, 06/15/2033 (Callable 03/15/2033)	14,250,000	13,426,612
CNO Financial Group, Inc.,
5.250%, 05/30/2025 (Callable 02/28/2025)	18,640,000	18,266,405
CNO Global Funding,
2.650%, 01/06/2029 (2)	7,625,000	6,366,023
Comerica Bank,
4.000%, 07/27/2025	21,425,000	20,000,607
Commonwealth Bank of Australia:
2.688%, 03/11/2031 (1)(2)	20,000,000	15,216,719
3.784%, 03/14/2032 (1)(2)	7,250,000	5,865,950
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%)(Callable 09/12/2029) (1)(2)(3)	35,000,000	29,425,442
Compeer Financial,
3.375%, 06/01/2036 (SOFR + 1.965%)(Callable 06/01/2031) (2)(3)	5,500,000	3,578,082
Cooperatieve Rabobank UA:
4.375%, 08/04/2025 (1)	11,975,000	11,555,766
3.750%, 07/21/2026 (1)	36,000,000	33,521,463
Credit Agricole SA:
4.375%, 03/17/2025 (1)(2)	37,093,000	35,842,966
1.907%, 06/16/2026 (SOFR + 1.676%)(Callable 06/16/2025) (1)(2)(3)	7,000,000	6,507,343
3.250%, 01/14/2030 (1)(2)	5,000,000	4,172,938
5.514%, 07/05/2033 (1)(2)	10,750,000	10,344,410
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	33,945,000	30,921,659
Deutsche Bank AG:
7.146%, 07/13/2027 (SOFR + 2.520%)(Callable 07/13/2026) (1)(3)	12,000,000	12,081,232
2.311%, 11/16/2027 (SOFR + 1.219%)(Callable 11/16/2026) (1)(3)	6,000,000	5,224,704
6.720%, 01/18/2029 (SOFR + 3.180%)(Callable 01/18/2028) (1)(3)	5,000,000	4,970,283
5.882%, 07/08/2031 (SOFR + 5.438%)(Callable 04/08/2030) (1)(3)	35,675,000	31,285,912
3.547%, 09/18/2031 (SOFR + 3.043%)(Callable 09/18/2030) (1)(3)	10,000,000	8,062,049
3.729%, 01/14/2032 (SOFR + 2.757%)(Callable 10/14/2030) (1)(3)	16,908,000	12,586,211
3.742%, 01/07/2033 (SOFR + 2.257%)(Callable 10/07/2031) (1)(3)	25,000,000	17,939,858
Digital Realty Trust LP:
4.450%, 07/15/2028 (Callable 04/15/2028)	7,000,000	6,561,883
3.600%, 07/01/2029 (Callable 04/01/2029)	41,950,000	37,062,326
Discover Bank:
5.974%, 08/09/2028 (5 Year Mid Swap Rate USD + 1.730%) (3)	6,500,000	5,947,702
4.650%, 09/13/2028 (Callable 06/13/2028)	33,225,000	29,668,515
Discover Financial Services,
3.950%, 11/06/2024 (Callable 08/06/2024)	25,000,000	24,311,954
DNB Bank ASA:
1.127%, 09/16/2026 (1 Year CMT Rate + 0.850%)(Callable 09/16/2025) (1)(2)(3)	10,000,000	9,023,038
1.535%, 05/25/2027 (1 Year CMT Rate + 0.720%)(Callable 05/25/2026) (1)(2)(3)	5,800,000	5,120,747
Elevance Health, Inc.,
5.125%, 02/15/2053 (Callable 08/15/2052)	5,200,000	4,590,872
Extra Space Storage LP:
3.875%, 12/15/2027 (Callable 09/15/2027)	2,575,000	2,359,656
5.700%, 04/01/2028 (Callable 03/01/2028)	3,650,000	3,607,016
2.200%, 10/15/2030 (Callable 07/15/2030)	6,950,000	5,389,145
2.550%, 06/01/2031 (Callable 03/01/2031)	11,000,000	8,563,447
Federation des Caisses Desjardins du Quebec:
4.550%, 08/23/2027 (1)(2)	5,000,000	4,783,111
5.700%, 03/14/2028 (1)(2)	22,000,000	21,716,546
Fifth Third Bancorp,
4.772%, 07/28/2030 (SOFRINDX + 2.127%)(Callable 07/28/2029) (3)	4,000,000	3,631,191
First Citizens Bancshares, Inc.,
2.969%, 09/27/2025 (SOFR + 1.715%)(Callable 09/27/2024) (3)	21,219,000	20,214,742
First Horizon National Corp.,
4.000%, 05/26/2025 (Callable 04/26/2025)	30,000,000	28,325,254
First Republic Bank,
4.625%, 02/13/2047 (Callable 08/13/2046) (9)	1,850,000	2,312
Five Corners Funding Trust II,
2.850%, 05/15/2030 (Callable 02/15/2030) (2)	10,000,000	8,338,065
Five Corners Funding Trust III,
5.791%, 02/15/2033 (Callable 11/15/2032) (2)	5,800,000	5,690,221
Five Corners Funding Trust IV,
5.997%, 02/15/2053 (Callable 08/15/2052) (2)	6,800,000	6,441,157
FMR LLC:
4.950%, 02/01/2033 (2)	4,235,000	3,816,719
6.500%, 12/14/2040 (2)	1,820,000	1,784,722
Globe Life, Inc.,
4.550%, 09/15/2028 (Callable 06/15/2028)	9,350,000	8,862,179
Goldman Sachs Group, Inc.:
3.500%, 04/01/2025 (Callable 03/01/2025)	10,000,000	9,628,714
3.814%, 04/23/2029 (SOFR + 1.420%)(Callable 04/23/2028) (3)	17,875,000	16,231,146
4.223%, 05/01/2029 (SOFR + 1.563%)(Callable 05/01/2028) (3)	15,050,000	13,921,687
1.992%, 01/27/2032 (SOFR + 1.090%)(Callable 01/27/2031) (3)	30,000,000	22,488,684
2.615%, 04/22/2032 (SOFR + 1.281%)(Callable 04/22/2031) (3)	10,000,000	7,810,768
2.383%, 07/21/2032 (SOFR + 1.248%)(Callable 07/21/2031) (3)	11,332,000	8,630,322
6.345%, 02/15/2034	125,000	122,830
6.750%, 10/01/2037	300,000	303,794
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	11,215,000	8,831,579
3.700%, 01/22/2070 (Callable 07/22/2069) (2)	14,000,000	8,433,747
4.850%, 01/24/2077 (2)	16,363,000	12,274,890
Hartford Financial Services Group, Inc.:
6.100%, 10/01/2041	2,925,000	2,836,923
3.600%, 08/19/2049 (Callable 02/19/2049)	15,725,000	10,751,554
Healthpeak OP LLC,
5.250%, 12/15/2032 (Callable 09/15/2032)	10,000,000	9,300,684
High Street Funding Trust I,
4.111%, 02/15/2028 (Callable 11/15/2027) (2)	9,000,000	8,251,875
High Street Funding Trust II,
4.682%, 02/15/2048 (Callable 11/15/2047) (2)	7,000,000	5,117,298
HSBC Holdings PLC:
3.803%, 03/11/2025 (SOFR + 1.473%)(Callable 03/11/2024) (1)(3)	5,200,000	5,135,878
1.645%, 04/18/2026 (SOFR + 1.538%)(Callable 04/18/2025) (1)(3)	8,125,000	7,551,533
2.251%, 11/22/2027 (SOFR + 1.100%)(Callable 11/22/2026) (1)(3)	10,000,000	8,827,225
2.013%, 09/22/2028 (SOFR + 1.732%)(Callable 09/22/2027) (1)(3)	22,654,000	19,228,118
7.390%, 11/03/2028 (SOFR + 3.350%)(Callable 11/03/2027) (1)(3)	15,000,000	15,518,132
6.161%, 03/09/2029 (SOFR + 1.970%)(Callable 03/09/2028) (1)(3)	6,000,000	5,939,655
4.583%, 06/19/2029 (SOFR + 1.796%)(Callable 06/19/2028) (1)(3)	19,471,000	18,001,666
2.206%, 08/17/2029 (SOFR + 1.285%)(Callable 08/17/2028) (1)(3)	10,000,000	8,242,317
3.973%, 05/22/2030 (SOFR + 1.872%)(Callable 05/22/2029) (1)(3)	4,775,000	4,199,224
2.804%, 05/24/2032 (SOFR + 1.187%)(Callable 05/24/2031) (1)(3)	14,550,000	11,269,682
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	10,134,034
Huntington Bancshares, Inc.,
2.625%, 08/06/2024 (Callable 07/06/2024)	1,500,000	1,449,893
Invitation Homes Operating Partnership LP,
5.450%, 08/15/2030 (Callable 06/15/2030)	15,000,000	14,285,172
Jackson Financial, Inc.,
3.125%, 11/23/2031 (Callable 08/23/2031)	15,000,000	11,496,336
Jefferies Financial Group, Inc.,
5.875%, 07/21/2028 (Callable 06/21/2028)	14,000,000	13,700,884
Jefferies Group LLC:
4.850%, 01/15/2027	14,625,000	14,035,327
6.450%, 06/08/2027	1,300,000	1,308,691
4.150%, 01/23/2030	30,200,000	26,676,151
JPMorgan Chase & Co.:
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)	19,859,000	19,047,759
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)	17,000,000	16,008,429
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)	55,000,000	51,623,292
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	18,500,000	16,626,124
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)	10,000,000	8,760,863
3.509%, 01/23/2029 (SOFR + 1.207%)(Callable 01/23/2028) (3)	51,000,000	46,259,897
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)	30,500,000	24,722,660
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)	5,000,000	3,791,865
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)	15,000,000	11,832,381
5.350%, 06/01/2034 (SOFR + 1.845%)(Callable 06/01/2033) (3)	7,500,000	7,112,076
Kemper Corp.,
3.800%, 02/23/2032 (Callable 11/23/2031)	11,000,000	8,659,146
KeyBank NA,
3.400%, 05/20/2026	21,575,000	19,332,904
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	77,403,000	74,463,647
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)	750,000	723,266
3.951%, 10/15/2050 (Callable 04/15/2050) (2)	900,000	604,276
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	375,000	366,884
Lincoln National Corp.:
3.400%, 01/15/2031 (Callable 10/15/2030)	15,000,000	12,126,737
6.300%, 10/09/2037	2,190,000	2,102,651
Lloyds Banking Group PLC:
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%)(Callable 07/09/2024) (1)(3)	15,000,000	14,707,947
3.750%, 01/11/2027 (1)	7,800,000	7,258,429
4.375%, 03/22/2028 (1)	15,000,000	13,980,630
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%)(Callable 11/07/2027) (1)(3)	21,550,000	19,249,104
5.871%, 03/06/2029 (1 Year CMT Rate + 1.700%)(Callable 03/06/2028) (1)(3)	11,300,000	11,049,076
LPL Holdings, Inc.,
4.000%, 03/15/2029 (Callable 03/15/2024) (2)	21,726,000	18,942,080
M&T Bank Corp.,
4.000%, 07/15/2024 (Callable 04/16/2024)	4,400,000	4,308,318
Macquarie Bank Ltd.:
4.875%, 06/10/2025 (1)(2)	7,800,000	7,589,415
3.624%, 06/03/2030 (1)(2)	28,805,000	23,430,265
6.798%, 01/18/2033 (1)(2)	10,000,000	9,811,112
Macquarie Group Ltd.:
5.108%, 08/09/2026 (SOFR + 2.208%)(Callable 08/09/2025) (1)(2)(3)	9,850,000	9,710,706
2.691%, 06/23/2032 (SOFR + 1.440%)(Callable 06/23/2031) (1)(2)(3)	10,000,000	7,661,686
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	15,000,000	14,486,350
2.484%, 05/19/2027 (Callable 03/19/2027) (1)	15,225,000	13,748,241
Maple Grove Funding Trust I,
4.161%, 08/15/2051 (Callable 02/15/2051) (2)	15,000,000	9,328,831
Marsh & McLennan Companies, Inc.:
3.750%, 03/14/2026 (Callable 12/14/2025)	9,225,000	8,841,279
5.450%, 03/15/2053 (Callable 09/15/2052)	4,000,000	3,733,834
Massachusetts Mutual Life Insurance Co.:
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%)(Callable 02/15/2049) (2)(3)	26,000,000	21,494,094
3.729%, 10/15/2070 (2)	19,253,000	11,718,403
4.900%, 04/01/2077 (2)	13,000,000	9,810,636
MBIA Insurance Corp.,
16.830%, 01/15/2033 (SOFR + 11.522%)(Callable 01/15/2028) (2)(3)(9)	700,000	21,000
MetLife, Inc.,
4.875%, 11/13/2043	3,375,000	2,916,971
Metropolitan Life Global Funding I:
2.950%, 04/09/2030 (2)	9,025,000	7,647,856
5.150%, 03/28/2033 (2)	12,656,000	11,984,599
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	3,725,000	3,841,044
Mitsubishi UFJ Financial Group, Inc.:
2.193%, 02/25/2025 (1)	11,500,000	10,903,935
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)	24,400,000	21,611,796
5.475%, 02/22/2031 (1 Year CMT Rate + 1.530%)(Callable 02/22/2030) (1)(3)	3,000,000	2,906,661
Mizuho Financial Group, Inc.:
2.555%, 09/13/2025 (SOFR + 1.362%)(Callable 09/13/2024) (1)(3)	20,000,000	19,304,728
1.234%, 05/22/2027 (1 Year CMT Rate + 0.670%)(Callable 05/22/2026) (1)(3)	10,000,000	8,824,767
3.170%, 09/11/2027 (1)	22,000,000	19,915,806
4.018%, 03/05/2028 (1)	2,650,000	2,461,377
1.979%, 09/08/2031 (SOFR + 1.532%)(Callable 09/08/2030) (1)(3)	7,250,000	5,493,006
Morgan Stanley:
2.720%, 07/22/2025 (SOFR + 1.152%)(Callable 07/22/2024) (3)	5,000,000	4,852,403
4.000%, 07/23/2025	2,500,000	2,416,758
2.188%, 04/28/2026 (SOFR + 1.990%)(Callable 04/28/2025) (3)	40,000,000	37,575,703
3.125%, 07/27/2026	13,175,000	12,236,877
3.591%, 07/22/2028 (Callable 07/22/2027) (4)	22,350,000	20,391,689
6.296%, 10/18/2028 (SOFR + 2.240%)(Callable 10/18/2027) (3)	25,000,000	25,191,760
5.123%, 02/01/2029 (SOFR + 1.730%)(Callable 02/01/2028) (3)	10,000,000	9,630,157
2.239%, 07/21/2032 (SOFR + 1.178%)(Callable 07/21/2031) (3)	9,705,000	7,314,524
6.342%, 10/18/2033 (SOFR + 2.560%)(Callable 10/18/2032) (3)	5,000,000	5,028,496
5.424%, 07/21/2034 (SOFR + 1.880%)(Callable 07/21/2033) (3)	8,600,000	8,112,309
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)	60,200,000	45,517,325
2.990%, 05/21/2031 (1)(2)	24,495,000	19,015,482
6.429%, 01/12/2033 (1)(2)	12,025,000	11,788,143
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%)(Callable 08/02/2029) (1)(2)(3)	5,000,000	4,272,248
3.347%, 01/12/2037 (5 Year CMT Rate + 1.700%)(Callable 01/12/2032) (1)(2)(3)	14,000,000	10,660,986
Nationwide Building Society:
3.900%, 07/21/2025 (1)(2)	8,100,000	7,795,905
4.000%, 09/14/2026 (1)(2)	63,394,000	58,801,798
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%)(Callable 03/08/2028) (1)(2)(3)	3,525,000	3,236,011
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%)(Callable 07/18/2029) (1)(2)(3)	17,125,000	15,066,976
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049 (Callable 05/30/2049) (2)	17,500,000	12,309,239
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)	5,600,000	5,938,449
9.375%, 08/15/2039 (2)	22,409,000	27,089,528
NatWest Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	8,300,000	8,211,099
1.642%, 06/14/2027 (1 Year CMT Rate + 0.900%)(Callable 06/14/2026) (1)(3)	11,725,000	10,354,693
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%)(Callable 05/18/2028) (1)(3)	5,150,000	4,816,775
5.808%, 09/13/2029 (1 Year CMT Rate + 1.950%)(Callable 09/13/2028) (1)(3)	32,500,000	31,527,033
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)	11,000,000	9,928,478
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	3,200,000	3,216,112
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	25,105,000	26,264,602
4.450%, 05/15/2069 (Callable 11/15/2068) (2)	10,000,000	7,343,118
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	10,000,000	9,539,678
1.851%, 07/16/2025 (1)	15,000,000	13,877,887
2.172%, 07/14/2028 (1)	30,000,000	24,891,290
2.710%, 01/22/2029 (1)	9,600,000	8,029,759
Old Republic International Corp.,
3.850%, 06/11/2051 (Callable 12/11/2050)	12,550,000	8,287,695
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	16,000,000	15,446,275
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)	5,000,000	4,499,158
Pricoa Global Funding I,
5.100%, 05/30/2028 (2)	4,700,000	4,617,094
Prologis LP,
5.250%, 06/15/2053 (Callable 12/15/2052)	6,600,000	5,929,114
Protective Life Corp.,
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)	4,105,000	3,815,209
Protective Life Global Funding,
5.209%, 04/14/2026 (1)(2)	22,000,000	21,551,798
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	21,011,000	21,518,842
Raymond James Financial, Inc.,
4.950%, 07/15/2046	15,000,000	12,416,137
Regions Bank,
6.450%, 06/26/2037	3,864,000	3,596,163
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (1)(2)	20,000,000	19,139,429
Retail Opportunity Investments Partnership LP,
6.750%, 10/15/2028 (Callable 09/15/2028)	20,000,000	19,740,800
Rexford Industrial Realty LP,
2.125%, 12/01/2030 (Callable 09/01/2030)	13,000,000	9,851,611
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.875%, 10/15/2026 (Callable 10/30/2023) (2)	10,000,000	8,806,900
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	29,930,000	29,121,593
Sammons Financial Group, Inc.,
3.350%, 04/16/2031 (Callable 01/16/2031) (2)	25,000,000	18,880,720
Santander Holdings USA, Inc.,
3.450%, 06/02/2025 (Callable 05/02/2025) (1)	10,000,000	9,510,993
Santander UK Group Holdings PLC,
1.673%, 06/14/2027 (SOFR + 0.989%)(Callable 06/14/2026) (1)(3)	20,000,000	17,493,962
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	36,375,000	36,284,426
SMBC Aviation Capital Finance DAC,
5.700%, 07/25/2033 (Callable 04/25/2033) (1)(2)	20,000,000	18,560,570
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)	18,000,000	17,891,552
3.875%, 03/28/2024 (1)(2)	10,000,000	9,874,378
2.625%, 10/16/2024 (1)(2)	14,575,000	14,008,270
2.625%, 01/22/2025 (1)(2)	24,600,000	23,387,604
4.250%, 04/14/2025 (1)(2)	30,420,000	29,215,319
4.250%, 08/19/2026 (1)(2)	10,572,000	9,879,355
2.797%, 01/19/2028 (1 Year CMT Rate + 1.300%)(Callable 01/19/2027) (1)(2)(3)	8,000,000	7,109,734
6.446%, 01/10/2029 (1 Year CMT Rate + 2.550%)(Callable 01/10/2028) (1)(2)(3)	12,525,000	12,380,275
2.889%, 06/09/2032 (1 Year CMT Rate + 1.300%)(Callable 06/09/2031) (1)(2)(3)	7,000,000	5,296,354
3.625%, 03/01/2041 (1)(2)	9,200,000	5,557,838
Standard Chartered PLC:
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%)(Callable 05/21/2024) (1)(2)(3)	25,225,000	24,761,439
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	14,075,000	13,388,535
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)	15,000,000	13,391,069
2.608%, 01/12/2028 (1 Year CMT Rate + 1.180%)(Callable 01/12/2027) (1)(2)(3)	18,000,000	15,934,265
6.301%, 01/09/2029 (1 Year CMT Rate + 2.450%)(Callable 01/09/2028) (1)(2)(3)	4,000,000	3,986,374
4.644%, 04/01/2031 (1 Year CMT Rate + 3.850%)(Callable 04/01/2030) (1)(2)(3)	7,000,000	6,297,444
5.700%, 03/26/2044 (1)(2)	14,000,000	12,123,805
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%)(Callable 03/30/2025) (3)	12,975,000	12,377,199
Stifel Financial Corp.:
4.250%, 07/18/2024	19,615,000	19,296,922
4.000%, 05/15/2030 (Callable 02/15/2030)	6,325,000	5,346,195
Sumitomo Mitsui Financial Group, Inc.:
5.520%, 01/13/2028 (1)	30,000,000	29,590,328
5.800%, 07/13/2028 (1)	10,000,000	9,930,546
5.852%, 07/13/2030 (1)	23,375,000	23,064,949
Svenska Handelsbanken AB,
5.500%, 06/15/2028 (1)(2)	22,195,000	21,551,121
Swedbank AB,
6.136%, 09/12/2026 (1)(2)	18,000,000	17,926,524
Synchrony Bank,
5.625%, 08/23/2027 (Callable 07/23/2027)	5,000,000	4,666,479
Synchrony Financial:
4.250%, 08/15/2024 (Callable 05/15/2024)	33,325,000	32,545,268
4.500%, 07/23/2025 (Callable 04/23/2025)	12,795,000	12,184,028
3.950%, 12/01/2027 (Callable 09/01/2027)	43,000,000	37,796,151
2.875%, 10/28/2031 (Callable 07/28/2031)	15,000,000	10,627,630
7.250%, 02/02/2033 (Callable 11/02/2032)	7,000,000	6,178,283
Trinity Acquisition PLC:
4.400%, 03/15/2026 (Callable 12/15/2025)	15,776,000	15,146,875
6.125%, 08/15/2043	23,630,000	21,181,855
Truist Financial Corp.,
4.873%, 01/26/2029 (SOFR + 1.435%)(Callable 01/26/2028) (3)	10,000,000	9,387,103
UBS Group AG:
3.750%, 03/26/2025 (1)	15,000,000	14,427,141
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	13,700,000	13,185,970
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)	10,000,000	9,300,594
5.711%, 01/12/2027 (1 Year CMT Rate + 1.550%)(Callable 01/12/2026) (1)(2)(3)	30,000,000	29,619,085
1.305%, 02/02/2027 (SOFRINDX + 0.980%)(Callable 02/02/2026) (1)(2)(3)	19,400,000	17,204,075
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)	10,000,000	8,728,592
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)	24,750,000	22,755,917
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)	10,850,000	9,827,749
6.246%, 09/22/2029 (1 Year CMT Rate + 1.800%)(Callable 09/22/2028) (1)(2)(3)	5,000,000	4,947,544
4.194%, 04/01/2031 (SOFR + 3.730%)(Callable 04/01/2030) (1)(2)(3)	20,000,000	17,464,892
2.095%, 02/11/2032 (1 Year CMT Rate + 1.000%)(Callable 02/11/2031) (1)(2)(3)	12,550,000	9,286,375
4.988%, 08/05/2033 (1 Year CMT Rate + 2.400%)(Callable 08/05/2032) (1)(2)(3)	3,000,000	2,682,532
UBS Group Funding Switzerland AG,
4.125%, 09/24/2025 (1)(2)	6,500,000	6,229,903
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	11,240,995
US Bancorp,
4.653%, 02/01/2029 (SOFR + 1.230%)(Callable 02/01/2028) (3)	3,684,000	3,447,648
Wells Fargo & Co.:
2.406%, 10/30/2025 (SOFR + 1.087%)(Callable 10/30/2024) (3)	2,500,000	2,395,764
2.164%, 02/11/2026 (SOFR + 1.012%)(Callable 02/11/2025) (3)	15,000,000	14,159,654
3.000%, 04/22/2026	4,000,000	3,725,969
4.808%, 07/25/2028 (SOFR + 1.980%)(Callable 07/25/2027) (3)	5,500,000	5,248,493
3.350%, 03/02/2033 (SOFR + 1.500%)(Callable 03/02/2032) (3)	5,000,000	4,041,717
5.557%, 07/25/2034 (SOFR + 1.990%)(Callable 07/25/2033) (3)	28,000,000	26,512,733
3.068%, 04/30/2041 (SOFR + 2.530%)(Callable 04/30/2040) (3)	35,000,000	23,514,883
5.013%, 04/04/2051 (SOFR + 4.502%)(Callable 04/04/2050) (3)	8,000,000	6,721,862
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)	18,059,000	17,023,631
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%)(Callable 11/23/2026) (1)(3)	10,000,000	9,262,413
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%)(Callable 07/24/2029) (1)(3)	10,000,000	8,636,046
2.668%, 11/15/2035 (5 Year CMT Rate + 1.750%)(Callable 11/15/2030) (1)(3)	10,000,000	7,491,800
Willis North America, Inc.:
2.950%, 09/15/2029 (Callable 06/15/2029)	10,600,000	9,034,283
5.350%, 05/15/2033 (Callable 02/15/2033)	6,000,000	5,597,213
5.050%, 09/15/2048 (Callable 03/15/2048)	15,000,000	12,027,756
Total Financials (Cost $5,191,919,083)		4,661,954,566	19.1%
Total Corporate Bonds (Cost $13,384,488,602)		11,839,169,877	48.5%

Municipal Bonds
Arizona Industrial Development Authority:
4.950%, 04/01/2026 (Callable 04/01/2024)(Mandatory Tender Date 04/01/2025) (2)(4)	41,325,000	39,563,732
4.950%, 04/01/2026 (Callable 04/01/2024)(Mandatory Tender Date 04/01/2025) (4)	15,830,000	15,140,466
Black Belt Energy Gas District,
6.000%, 02/01/2029 (Callable 11/01/2028)	9,120,000	8,923,369
Brazos Higher Education Authority, Inc.:
1.931%, 04/01/2024	1,000,000	980,976
1.981%, 04/01/2025	1,000,000	944,284
2.076%, 04/01/2026	1,000,000	915,054
2.176%, 04/01/2027	1,300,000	1,157,094
2.310%, 04/01/2028	1,000,000	867,476
2.410%, 04/01/2029	2,360,000	1,994,049
2.510%, 04/01/2030	1,175,000	965,675
2.760%, 04/01/2040 (Callable 04/01/2030)	125,000	124,299
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	2,205,000	2,100,089
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	1,135,000	1,172,674
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,274,176
County of Hamilton OH,
3.756%, 06/01/2042 (Insured by AGM)	25,725,000	18,971,105
County of Riverside CA,
2.667%, 02/15/2025	15,000,000	14,402,162
Great Lakes Water Authority,
2.615%, 07/01/2036 (Insured by AGM)	20,000,000	14,986,370
Illinois Housing Development Authority,
5.750%, 10/01/2053 (Callable 10/01/2032)(Insured by GNMA)	5,675,000	5,611,688
Illinois International Port District,
5.000%, 01/01/2035 (Callable 01/01/2026) (2)	3,285,000	2,818,416
Iowa Student Loan Liquidity Corp.,
2.989%, 12/01/2039 (Callable 12/01/2029)	630,000	626,871
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)	40,210,000	30,181,517
Massachusetts Educational Financing Authority:
2.455%, 07/01/2030	8,375,000	6,946,478
2.555%, 07/01/2031	5,000,000	4,043,968
3.775%, 07/01/2035 (Callable 07/01/2029)	4,010,000	3,963,532
Minnesota Housing Finance Agency:
2.680%, 10/01/2046 (Callable 01/01/2026)(Insured by GNMA)	9,953,319	8,408,741
2.650%, 11/01/2046 (Callable 01/01/2026)(Insured by GNMA)	10,326,663	8,714,908
6.250%, 07/01/2053 (Callable 01/01/2033)(Insured by GNMA)	2,400,000	2,428,242
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	33,000,000	27,923,653
3.300%, 04/01/2032 (Callable 01/01/2032)	20,000,000	14,849,840
2.872%, 07/01/2035 (Callable 01/01/2035)	17,585,000	11,757,600
New Hampshire Housing Finance Authority,
3.750%, 07/01/2034 (Callable 10/30/2023)	120,000	120,000
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	815,000	786,792
2.812%, 07/01/2035 (Callable 01/01/2024)	760,000	741,774
North Dakota Housing Finance Agency,
6.250%, 01/01/2054 (Callable 07/01/2032)	7,500,000	7,545,509
Public Finance Authority,
0.000%, 12/15/2027 (Callable 10/30/2023)	12,770,000	10,055,899
Rhode Island Student Loan Authority:
2.200%, 12/01/2023	1,400,000	1,391,120
2.400%, 12/01/2024	1,165,000	1,114,549
2.530%, 12/01/2025	2,310,000	2,142,460
2.730%, 12/01/2026	1,490,000	1,349,824
2.875%, 12/01/2027	1,800,000	1,594,797
5.000%, 12/01/2028	1,265,000	1,303,994
5.000%, 12/01/2029	1,295,000	1,341,094
3.625%, 12/01/2037 (Callable 12/01/2030)	4,630,000	4,069,208
Suburban Hospital Healthcare System, Inc.,
7.865%, 02/15/2027 (Insured by AMBAC)	6,430,000	6,691,144
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 10/30/2023)(Insured by SD CRED PROG)	1,350,000	1,349,910
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)	12,305,000	12,003,995
Westlake City School District,
5.227%, 12/01/2026 (Callable 10/30/2023)	1,160,000	1,160,090
Total Municipal Bonds (Cost $360,541,792)		307,520,663	1.3%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC):
6.500%, 12/01/2028	4,300	4,332
6.500%, 06/01/2029	1,851	1,864
3.000%, 02/01/2032	8,205,198	7,636,156
3.000%, 07/01/2032	3,830,453	3,447,332
3.000%, 10/01/2032	2,905,191	2,614,568
3.000%, 11/01/2032	4,528,267	4,075,238
3.000%, 12/01/2032	4,592,791	4,133,231
3.000%, 01/01/2033	2,167,765	1,950,849
3.000%, 04/01/2033	7,486,318	6,932,205
3.500%, 01/01/2034	7,784,557	7,185,290
3.000%, 05/01/2035	5,953,299	5,326,828
3.000%, 10/01/2035	5,100,652	4,557,398
2.500%, 01/01/2036	30,983,627	27,617,872
5.000%, 03/01/2036	1,773,800	1,740,088
5.500%, 04/01/2037	42,796	42,807
5.500%, 04/01/2038	24,137	24,138
5.500%, 05/01/2038	38,903	38,826
5.500%, 01/01/2039	6,743,087	6,717,911
4.500%, 11/01/2039	676,229	639,689
4.500%, 11/01/2039	206,253	195,109
4.500%, 08/01/2040	691,653	654,292
4.500%, 08/01/2040	903,150	854,367
4.000%, 10/01/2040	7,642,993	7,007,869
1.500%, 12/01/2040	85,205,728	66,082,938
2.000%, 12/01/2040	67,872,015	54,995,426
4.000%, 01/01/2041	4,584,177	4,203,229
2.000%, 11/01/2041	37,588,789	29,914,914
2.000%, 12/01/2041	104,672,975	83,270,182
2.500%, 02/01/2042	17,085,867	14,140,118
2.500%, 03/01/2042	22,420,959	18,441,905
3.500%, 06/01/2042	1,901,372	1,689,301
3.500%, 07/01/2042	7,028,403	6,242,240
3.500%, 07/01/2042	10,485,196	9,312,380
3.000%, 08/01/2042	6,579,987	5,633,012
3.500%, 09/01/2042	4,204,849	3,733,525
3.000%, 11/01/2042	22,967,410	19,662,028
3.500%, 12/01/2042	6,886,855	6,116,693
3.000%, 01/01/2043	12,356,350	10,577,775
3.000%, 02/01/2043	2,362,895	2,022,763
3.500%, 02/01/2043	8,458,529	7,517,992
3.000%, 03/01/2043	7,911,603	6,772,802
3.500%, 03/01/2043 (8)	19,797,324	17,467,428
3.000%, 04/01/2043	5,021,601	4,298,720
3.000%, 04/01/2043	5,849,812	5,007,747
3.000%, 06/01/2043	4,141,428	3,545,228
3.000%, 07/01/2043	16,778,702	14,361,541
3.000%, 08/01/2043	9,534,562	8,161,926
4.500%, 12/01/2043	3,866,520	3,657,711
3.500%, 05/01/2044	17,224,981	15,282,391
3.500%, 08/01/2044	11,692,160	10,377,655
4.000%, 09/01/2044	3,224,435	2,914,314
4.000%, 10/01/2044	6,114,177	5,592,989
3.500%, 01/01/2045	9,675,282	8,588,519
4.000%, 02/01/2045	3,734,381	3,414,466
3.500%, 07/01/2045	7,963,500	7,059,985
3.000%, 10/01/2045	12,693,244	10,866,291
4.000%, 10/01/2045	5,319,638	4,831,702
3.500%, 12/01/2045	3,075,391	2,701,974
4.000%, 12/01/2045	2,249,772	2,051,440
3.000%, 01/01/2046	44,357,417	37,976,749
3.500%, 01/01/2046	17,381,912	15,286,854
4.000%, 02/01/2046	2,780,641	2,505,388
4.000%, 02/01/2046	7,980,998	7,307,812
3.500%, 03/01/2046	2,555,798	2,249,225
4.000%, 05/01/2046	237,836	216,536
4.000%, 08/01/2046	4,280,029	3,909,367
3.000%, 10/01/2046	28,517,013	24,144,666
3.000%, 10/01/2046	41,090,248	34,828,909
4.500%, 11/01/2046	26,203,584	24,788,650
4.000%, 01/01/2047	16,833,840	15,355,313
3.000%, 02/01/2047	17,382,018	14,704,676
3.000%, 05/01/2047	31,846,067	26,960,751
3.500%, 07/01/2047	33,853,699	29,790,256
3.500%, 08/01/2047	8,352,871	7,352,073
3.500%, 08/01/2047	22,427,759	19,665,664
3.500%, 03/01/2048	39,067,967	34,247,980
4.500%, 05/01/2048	14,734,932	13,883,235
4.000%, 06/01/2048	27,507,211	25,198,903
4.000%, 08/01/2048	8,453,117	7,676,968
3.000%, 02/01/2049	29,671,506	25,098,777
4.000%, 05/01/2050	49,591,557	45,090,688
2.500%, 02/01/2051	59,153,349	47,734,618
2.500%, 02/01/2051	100,204,376	81,483,501
2.000%, 05/01/2051	71,045,521	54,898,222
2.500%, 05/01/2051	24,333,889	19,596,930
2.000%, 08/01/2051	14,439,572	11,172,033
2.000%, 09/01/2051	84,552,019	64,555,179
2.500%, 11/01/2051	98,147,814	78,947,056
3.000%, 03/01/2052	82,653,496	69,273,923
3.000%, 08/01/2052	26,475,256	22,189,689
5.500%, 01/01/2053	14,419,459	13,940,238
5.500%, 03/01/2053	51,881,004	50,311,559
Federal National Mortgage Association (FNMA):
5.000%, 05/01/2028	9,516	9,141
6.500%, 09/01/2028	3,161	3,176
6.500%, 02/01/2029	6,727	6,775
4.500%, 07/01/2030	1,177,606	1,146,852
3.500%, 01/01/2032	13,896,833	12,809,312
5.500%, 01/01/2032	3,179	3,147
3.000%, 11/01/2032	2,867,621	2,580,332
3.000%, 04/01/2033	5,045,149	4,533,742
3.000%, 05/01/2033	5,036,114	4,525,567
5.000%, 09/01/2033	3,890,587	3,812,094
4.500%, 10/01/2033	7,861,310	7,409,892
3.000%, 12/01/2033	8,570,009	7,849,417
4.000%, 01/01/2034	4,408,739	4,092,245
5.500%, 04/01/2034	269,299	267,924
4.000%, 08/01/2034	45,870,795	42,578,639
4.000%, 09/01/2034	6,083,429	5,639,082
5.500%, 09/01/2034	12,149	12,086
5.000%, 02/01/2035	4,423,157	4,333,934
5.000%, 02/01/2035	6,227,896	6,102,157
5.500%, 02/01/2035	10,524	10,479
5.000%, 04/01/2035	441,095	432,196
5.000%, 07/01/2035	1,348,766	1,321,554
2.500%, 01/01/2036	50,550,915	44,802,359
5.000%, 02/01/2036	800,596	784,084
5.000%, 03/01/2036	372,160	364,523
4.000%, 04/01/2036	2,697,865	2,473,959
5.500%, 04/01/2036	1,209,388	1,206,528
2.000%, 06/01/2036	39,061,062	33,778,225
2.000%, 09/01/2036	18,030,035	15,520,553
4.000%, 10/01/2036	4,293,351	3,985,314
4.000%, 05/01/2037	18,348,725	16,803,718
3.500%, 08/01/2037	10,749,894	9,782,193
2.500%, 04/01/2038	22,113,673	19,102,020
6.000%, 05/01/2038	2,025,744	2,059,223
4.500%, 04/01/2039	6,603,913	6,328,432
4.000%, 06/01/2039	3,893,866	3,574,787
5.000%, 06/01/2039	5,759,385	5,643,180
4.500%, 01/01/2040	1,279,799	1,206,860
4.500%, 01/01/2040	2,988,116	2,822,690
5.000%, 06/01/2040	4,262,519	4,159,827
4.000%, 08/01/2040	309,919	283,774
4.500%, 08/01/2040	1,438,641	1,359,120
4.500%, 08/01/2040	3,927,192	3,710,117
4.000%, 10/01/2040	540,864	495,231
4.000%, 11/01/2040	6,076,837	5,564,116
1.500%, 12/01/2040	97,179,569	75,377,443
4.000%, 12/01/2040	1,851,328	1,695,129
3.500%, 01/01/2041	659,480	585,366
4.000%, 01/01/2041	1,261,731	1,155,264
3.500%, 02/01/2041	718,314	625,746
4.000%, 02/01/2041	123,066	112,691
4.500%, 02/01/2041	20,270,958	19,230,088
4.000%, 03/01/2041	2,358,928	2,159,872
3.500%, 06/01/2041	74,075,675	65,774,233
4.500%, 07/01/2041	1,754,314	1,654,908
3.500%, 09/01/2041	10,078,075	8,946,485
4.000%, 09/01/2041	842,584	771,484
1.500%, 11/01/2041	25,438,429	19,635,665
3.500%, 12/01/2041	924,402	820,480
4.000%, 12/01/2041	4,190,383	3,836,708
2.000%, 01/01/2042	87,837,447	70,176,680
4.000%, 01/01/2042	8,323,370	7,620,915
4.500%, 01/01/2042	3,959,619	3,740,423
4.000%, 02/01/2042	8,781,475	8,040,220
1.500%, 03/01/2042	9,019,044	6,961,471
2.000%, 03/01/2042	56,031,401	44,684,111
3.000%, 04/01/2042	24,672,226	21,099,197
3.000%, 05/01/2042	1,169,496	999,766
3.500%, 05/01/2042	6,393,619	5,670,007
3.500%, 06/01/2042	2,194,443	1,946,772
3.500%, 07/01/2042	47,824,495	42,446,135
3.500%, 08/01/2042	3,691,528	3,274,297
3.500%, 09/01/2042	6,201,878	5,498,973
3.000%, 10/01/2042	9,509,929	8,129,674
3.000%, 03/01/2043	2,548,645	2,178,652
3.000%, 04/01/2043	938,622	802,359
3.000%, 05/01/2043	3,574,020	3,055,172
3.000%, 05/01/2043	9,340,550	7,984,484
3.500%, 05/01/2043	8,138,322	7,208,654
3.000%, 06/01/2043	10,380,876	8,873,782
3.500%, 06/01/2043	4,529,521	4,013,058
3.000%, 07/01/2043	8,336,751	7,126,404
4.000%, 07/01/2043	11,059,416	10,126,770
3.000%, 08/01/2043	3,097,864	2,648,086
3.500%, 08/01/2043	3,982,620	3,506,988
3.500%, 09/01/2043	12,721,834	11,266,343
4.500%, 09/01/2043	5,379,935	5,055,929
4.000%, 01/01/2045	4,519,714	4,126,762
4.000%, 02/01/2045	4,253,295	3,894,621
4.000%, 02/01/2045	2,394,456	2,192,566
4.000%, 02/01/2045	8,660,400	7,907,478
4.000%, 02/01/2045	1,089,839	995,183
4.000%, 03/01/2045	3,641,110	3,324,554
3.500%, 12/01/2045	4,389,127	3,853,212
4.000%, 12/01/2045	9,027,432	8,339,596
4.000%, 12/01/2045	14,720,452	13,386,887
4.500%, 02/01/2046	10,398,414	9,823,253
4.000%, 04/01/2046	17,176,878	15,692,126
4.500%, 08/01/2046	9,026,395	8,471,113
3.000%, 10/01/2046	12,686,210	10,727,001
3.500%, 11/01/2046	5,055,314	4,440,344
3.000%, 03/01/2047 (8)	67,406,063	55,937,565
4.000%, 03/01/2047	11,370,494	10,339,638
3.500%, 04/01/2047	21,340,262	18,683,077
4.000%, 11/01/2047	3,422,112	3,110,692
4.000%, 12/01/2047	17,413,105	15,802,144
3.000%, 01/01/2048	13,458,152	11,369,337
3.500%, 05/01/2048	32,120,002	28,120,787
3.500%, 08/01/2048 (8)	31,164,686	27,624,940
3.000%, 11/01/2048 (8)	19,605,261	16,677,001
5.000%, 11/01/2048	11,789,203	11,320,761
4.000%, 05/01/2049	12,518,252	11,425,828
4.000%, 09/01/2049	2,297,800	2,075,067
3.500%, 11/01/2049	47,004,247	41,285,800
4.500%, 03/01/2050	36,675,181	34,304,070
3.000%, 05/01/2050	86,573,159	72,850,476
2.500%, 06/01/2050	12,380,603	9,969,676
2.500%, 09/01/2050	55,678,272	44,948,691
3.000%, 09/01/2050	8,476,512	7,098,556
2.000%, 11/01/2050	123,227,052	94,364,390
2.500%, 12/01/2050	66,290,114	53,371,521
2.500%, 12/01/2050	20,418,563	16,262,279
3.000%, 12/01/2050	40,330,228	33,866,228
2.500%, 01/01/2051	41,174,166	33,204,751
3.000%, 02/01/2051	42,910,254	36,145,083
2.000%, 08/01/2051	10,180,591	7,872,676
2.500%, 08/01/2051	36,744,698	29,585,907
2.500%, 09/01/2051	88,769,004	70,966,274
3.000%, 10/01/2051	34,284,491	28,739,033
2.000%, 11/01/2051	22,585,894	17,465,304
2.500%, 11/01/2051	46,697,198	37,461,081
2.500%, 11/01/2051	33,250,378	26,578,128
3.000%, 11/01/2051	64,042,985	53,683,848
2.000%, 12/01/2051	18,762,781	14,634,048
2.500%, 12/01/2051	62,325,418	50,010,816
2.500%, 12/01/2051	120,646,516	95,965,588
2.500%, 12/01/2051	79,682,678	64,040,357
2.500%, 12/01/2051	81,243,010	64,925,037
2.500%, 01/01/2052	111,214,381	88,472,953
3.000%, 02/01/2052	84,200,809	69,714,745
5.000%, 07/01/2052	86,762,305	81,936,585
6.000%, 07/01/2053	47,883,133	47,943,452
6.500%, 09/01/2053 (8)	48,175,000	48,705,822
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	5,287	5,242
6.500%, 01/20/2029	2,750	2,760
3.000%, 06/20/2031	9,073,354	8,514,584
6.000%, 11/20/2033	4,890	4,997
5.000%, 07/20/2040	209,714	205,410
4.000%, 01/20/2041	3,236,531	2,997,018
4.000%, 08/20/2041	1,901,194	1,760,520
3.500%, 10/20/2041	3,742,749	3,344,802
4.000%, 12/20/2041	2,628,972	2,433,145
4.000%, 02/20/2042	4,901,832	4,535,057
3.500%, 06/20/2042 (8)	67,750,806	60,721,079
4.000%, 06/20/2042	4,334,790	4,007,863
3.500%, 09/20/2042	2,820,395	2,527,060
4.000%, 09/20/2044	13,402,394	12,361,093
3.000%, 04/20/2045	4,005,948	3,452,189
3.500%, 04/20/2045	5,520,191	4,924,217
4.000%, 05/20/2045	5,375,423	4,947,530
3.500%, 06/20/2045	5,552,106	4,940,592
3.500%, 10/20/2045 (6)	18,291,905	16,277,664
3.500%, 01/20/2046	13,963,983	12,456,839
4.500%, 01/20/2046	5,187,598	4,929,490
4.000%, 04/20/2046	6,462,774	5,924,268
3.500%, 05/20/2046	23,937,739	21,342,911
4.000%, 05/20/2046	2,385,333	2,189,907
3.000%, 08/20/2046	11,438,291	9,851,045
4.500%, 06/20/2047	6,300,864	5,936,542
4.500%, 07/20/2047	4,142,588	3,896,014
4.500%, 09/20/2047	21,236,208	19,986,101
3.000%, 10/20/2047 (6)	67,256,797	57,775,249
3.000%, 11/20/2047 (6)	55,043,810	47,272,575
3.500%, 02/20/2048 (6)	63,765,720	56,366,404
3.500%, 02/20/2048	20,783,513	17,895,139
5.000%, 02/20/2049 (6)	68,774,740	65,945,438
2.500%, 07/20/2051	40,919,058	33,085,194
2.500%, 08/20/2051	87,106,638	69,958,183
6.000%, 01/20/2053	22,414,480	22,228,963
5.500%, 07/20/2053	12,243,888	12,014,702
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059 (Callable 07/25/2047)	30,711,118	27,437,773
Series 2020-3, Class MT, 2.000%, 05/25/2060 (Callable 08/25/2046)	26,662,496	20,257,013
Total U.S. Government Agency Issues (Cost $5,274,585,657)		4,648,806,637	19.0%

Non-U.S. Government Agency Issues
A&D Mortgage Trust,
Series 2023-NQM3, Class A1, 6.733%, 07/25/2068 (Callable 07/25/2025) (2)(7)	94,748,723	94,626,525
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 12/25/2023 (Callable 10/25/2023) (6)	64,782	57,094
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2024 (Callable 10/25/2023)	6,903	6,860
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (Callable 10/25/2023) (6)	3,037,984	2,398,719
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034 (Callable 10/25/2023)	873,635	848,745
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (Callable 10/25/2023) (6)	6,995,522	5,812,923
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (Callable 10/25/2023) (6)	1,138,108	665,636
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (Callable 10/25/2023) (6)	1,246,988	813,393
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (Callable 10/25/2023) (6)	193,827	174,419
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (Callable 10/25/2023)	1,673,651	1,278,558
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 10/25/2023)	344,899	175,578
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 10/25/2023) (2)(4)	9,492,471	8,566,300
Series 2022-1, Class A1B, 3.269%, 12/25/2056 (Callable 01/25/2025) (2)(7)	11,500,000	9,577,208
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 12/25/2023 (Callable 10/25/2023)	222,058	172,583
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033 (Callable 10/25/2023)	777,473	734,878
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (Callable 10/25/2023) (6)	100,490	85,284
Banc of America Funding Trust,
Series 2007-C, Class 1A3, 4.085%, 05/20/2036 (Callable 10/20/2023) (4)(6)	878,362	760,501
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%, 08/28/2047 (Callable 10/28/2023) (6)(7)	54,458	44,547
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 7.670%, 10/25/2035 (1 Year CMT Rate + 2.300%)(Callable 10/25/2023) (3)	211,274	196,110
BRAVO Residential Funding Trust,
Series 2020-RPL2, Class A1, 2.000%, 05/25/2059 (Callable 06/25/2058) (2)(4)	26,769,311	23,620,336
Chase Home Lending Mortgage Trust:
Series 2023-RPL1, Class A1, 3.500%, 06/25/2062 (Callable 08/25/2047) (2)(4)	54,607,326	48,103,577
Series 2023-RPL2, Class A1, 3.250%, 03/25/2063 (Callable 05/25/2042) (2)(4)	86,350,000	73,370,516
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 4.046%, 01/25/2036 (Callable 10/25/2023) (4)	344,221	307,624
Series 2006-A1, Class 2A3, 5.214%, 09/25/2036 (Callable 10/25/2023) (4)(6)	281,569	245,842
Series 2007-A1, Class 3A1, 4.495%, 02/25/2037 (Callable 05/25/2029) (4)	1,325,470	1,262,613
Series 2007-A1, Class 2A3, 5.269%, 02/25/2037 (Callable 11/25/2027) (4)	407,248	374,907
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035 (Callable 10/25/2023) (6)	149,089	118,941
CIM Trust,
Series 2022-R1, Class A1, 3.000%, 01/25/2061 (Callable 02/25/2027) (2)(4)	19,740,389	17,364,625
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036 (Callable 10/25/2023) (6)	2,183,238	1,841,061
Series 2007-2, Class 1A3, 6.000%, 02/25/2037 (Callable 10/25/2023) (6)	712,282	573,855
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6, 4.899%, 03/25/2037 (Callable 10/25/2023) (7)	146	144
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 2.817%, 02/25/2058 (Callable 10/25/2046) (2)(4)	9,592,858	9,131,280
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 7.110%, 10/25/2035 (1 Year CMT Rate + 2.400%)(Callable 10/25/2023) (3)	2,804,171	2,675,999
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (Callable 10/25/2023) (6)	19,922	15,125
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 (Callable 10/25/2023) (6)	979,649	956,586
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 12/25/2023 (Callable 10/25/2023) (6)	11,507	11,083
CWABS Asset-Backed Certificates Trust:
Series 2005-10, Class AF6, 4.915%, 02/25/2036 (Callable 10/25/2023) (4)	7,192	6,979
Series 2006-10, Class 1AF3, 5.971%, 09/25/2046 (Callable 10/25/2023) (4)	49,241	50,021
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046 (Callable 10/25/2023) (4)(6)	26,042	27,219
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-2, Class 1A7, 5.118%, 04/25/2035 (Callable 10/25/2023) (4)	4,369,523	3,891,546
First Horizon Alternative Mortgage Securities Trust:
Series 2004-AA1, Class A1, 6.440%, 06/25/2034 (Callable 10/25/2023) (4)	1,887,127	1,748,524
Series 2005-AA2, Class 2A1, 5.861%, 04/25/2035 (Callable 10/25/2023) (4)	742,432	710,077
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2036 (Callable 10/25/2023) (6)	1,903	1,129
FirstKey Homes Trust:
Series 2022-SFR3, Class A, 4.250%, 07/17/2038 (2)	70,700,000	67,283,762
Series 2021-SFR1, Class A, 1.538%, 08/17/2038 (2)	97,752,727	85,792,163
Series 2021-SFR2, Class A, 1.376%, 09/17/2038 (2)	38,343,156	33,448,564
Series 2022-SFR1, Class A, 4.145%, 05/17/2039 (2)	42,643,837	39,938,878
Series 2022-SFR2, Class A, 4.250%, 07/17/2039 (2)	4,317,583	4,044,729
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057 (Callable 02/25/2036) (2)	21,879,710	20,613,345
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 11/25/2023	19,795	18,042
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035 (Callable 04/25/2033)	1,102,002	880,340
Series 2005-AR2, Class 2A1, 3.922%, 04/25/2035 (Callable 10/25/2023) (4)	1,272,462	1,154,786
Home Partners of America Trust,
Series 2021-2, Class A, 1.901%, 12/17/2026 (2)	77,280,478	67,593,973
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 4.188%, 03/25/2036 (Callable 05/25/2025) (4)	39,275	30,195
J.P. Morgan Mortgage Trust:
Series 2005-A8, Class 2A3, 4.392%, 11/25/2035 (Callable 10/25/2023) (4)	2,259,375	1,937,911
Series 2006-A2, Class 2A1, 4.165%, 04/25/2036 (Callable 10/25/2023) (4)	523,887	450,524
Series 2006-A2, Class 3A3, 4.255%, 04/25/2036 (Callable 10/25/2023) (4)(6)	566,840	477,135
Series 2006-A7, Class 2A2, 3.941%, 01/25/2037 (Callable 10/25/2023) (4)(6)	812,727	655,988
Series 2006-A7, Class 2A4R, 3.941%, 01/25/2037 (Callable 10/25/2023) (4)(6)	831,262	670,948
Series 2007-A2, Class 2A3, 4.495%, 04/25/2037 (Callable 10/25/2023) (4)	1,711,913	1,246,119
Series 2007-A4, Class 2A3, 4.398%, 06/25/2037 (Callable 10/25/2023) (4)(6)	1,871,617	1,460,960
MASTR Alternative Loan Trust:
Series 2004-2, Class 2A1, 6.000%, 02/25/2034 (Callable 10/25/2023)	1,064,486	1,004,131
Series 2004-8, Class 2A1, 6.000%, 09/25/2034 (Callable 10/25/2023)	646,681	608,139
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 (Callable 10/25/2023) (6)	1,196,718	779,699
Merrill Lynch Mortgage Investors Trust,
Series 2005-A5, Class A3, 4.415%, 06/25/2035 (Callable 10/25/2023) (4)	685,926	638,051
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1, 3.500%, 05/25/2058 (Callable 04/25/2034) (2)(4)	4,325,296	4,225,846
Series 2018-3, Class A1, 3.500%, 08/25/2058 (Callable 04/25/2036) (2)(4)	5,503,894	5,269,392
Series 2019-1, Class A1, 3.250%, 10/25/2069 (Callable 11/25/2034) (2)(4)	14,425,990	13,576,188
New Residential Funding LLC,
Series 2023-1, Class A, 3.500%, 01/25/2063 (Callable 04/25/2036) (2)(4)	60,133,090	53,783,343
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (Callable 08/25/2031) (2)(4)	5,051,029	4,602,411
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (Callable 01/25/2032) (2)(4)	10,279,901	9,485,406
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (Callable 03/25/2032) (2)(4)	8,547,553	7,928,578
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (Callable 06/25/2031) (2)(4)	10,639,568	9,850,834
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (Callable 09/25/2032) (2)(4)	5,678,566	5,273,352
Series 2019-RPL2, Class A1, 3.250%, 02/25/2059 (Callable 04/25/2041) (2)(4)	12,644,306	11,810,958
Series 2022-NQM2, Class A1, 3.079%, 03/27/2062 (Callable 02/25/2024) (2)(4)	30,472,109	26,587,137
OBX Trust:
Series 2022-NQM3, Class A1, 3.385%, 01/25/2062 (Callable 03/25/2025) (2)(4)	35,393,294	31,818,221
Series 2022-NQM5, Class A1, 4.310%, 05/25/2062 (Callable 05/25/2025) (2)(7)	64,230,359	60,381,631
RALI Series Trust:
Series 2004-QS13, Class CB, 5.000%, 12/25/2023 (Callable 10/25/2023)	3,495	3,326
Series 2005-QA7, Class A22, 4.934%, 07/25/2035 (Callable 10/25/2023) (4)(6)	822,425	749,607
Series 2005-QS11, Class A2, 5.500%, 07/25/2035 (SOFR + 0.614%)(Callable 10/25/2023) (3)(6)	2,006,980	1,432,573
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (Callable 10/25/2023) (7)	2,420	2,365
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (Callable 06/25/2027) (7)	14,782,419	5,853,562
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (Callable 09/25/2030) (7)	9,847,275	3,481,826
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (Callable 09/25/2027) (7)	278,136	75,485
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (Callable 06/25/2034) (7)	1,435,659	369,710
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.486%, 04/25/2065 (Callable 10/25/2023) (2)(4)	3,305,903	3,047,186
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 6.517%, 10/25/2033 (Callable 10/25/2023) (4)	588,045	565,226
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 02/25/2030) (2)(4)	153,046	151,337
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 03/25/2029) (2)(4)	8,431,998	7,998,986
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 01/25/2028) (2)(4)	5,353,848	5,180,142
Series 2019-1, Class A1, 3.750%, 03/25/2058 (Callable 10/25/2027) (2)(4)	5,468,297	5,087,803
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 12/25/2032) (2)(4)	20,560,160	18,415,170
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 06/25/2031) (2)(4)	39,517,232	36,208,569
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (Callable 09/25/2028) (2)(4)	25,328,377	21,805,035
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 10/25/2029) (2)	64,592,662	55,732,332
Series 2022-2, Class A1, 3.750%, 07/01/2062 (Callable 08/25/2030) (2)(4)	107,186,776	95,830,144
Series 2022-3, Class A1, 3.750%, 08/01/2062 (Callable 09/25/2031) (2)(4)	106,761,686	96,085,389
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034 (Callable 10/25/2023)	482,541	468,438
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034 (Callable 10/25/2023)	1,204,341	1,177,706
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (Callable 10/25/2023) (6)	2,571,949	2,109,940
Series 2006-AR10, Class 1A1, 4.479%, 09/25/2036 (Callable 10/25/2023) (4)(6)	470,375	386,395
Series 2007-HY3, Class 4A1, 4.306%, 03/25/2037 (Callable 10/25/2023) (4)(6)	5,280,618	4,708,471
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR14, Class 2A3, 6.317%, 10/25/2036 (Callable 10/25/2023) (4)(6)	762,768	665,310
Series 2007-7, Class A49, 6.000%, 06/25/2037 (Callable 10/25/2023) (6)	1,022,941	906,939
Total Non-U.S. Government Agency Issues (Cost $1,370,364,441)		1,257,226,121	5.2%
Total Residential Mortgage-Backed Securities (Cost $6,644,950,098)		5,906,032,758	24.2%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.638%, 12/25/2026 (4)	20,704,411	19,164,160
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K072, Class A2, 3.444%, 12/25/2027	12,000,000	11,212,741
Series K074, Class A2, 3.600%, 01/25/2028	40,495,000	38,041,161
Series K077, Class A2, 3.850%, 05/25/2028 (4)	46,199,000	43,735,817
Series K079, Class A2, 3.926%, 06/25/2028	63,251,000	59,994,693
Series K080, Class A2, 3.926%, 07/25/2028 (4)	34,095,000	32,324,478
Series K752, Class A2, 4.284%, 07/25/2030	31,575,000	29,849,145
Series K122, Class A2, 1.521%, 11/25/2030	23,000,000	17,948,121
Series K153, Class A3, 3.117%, 10/25/2031 (4)	15,655,000	13,506,441
Series K-154, Class A2, 4.350%, 01/25/2033 (4)	25,000,000	23,300,370
Series K158, Class A3, 3.900%, 10/25/2033 (4)	18,777,000	16,800,529
Series K-1517, Class A2, 1.716%, 07/25/2035	1,000,000	685,874
Total U.S. Government Agency Issues (Cost $332,495,012)		306,563,530	1.2%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/15/2050 (Callable 04/15/2027)	30,037,000	27,415,989
Series 2017-BNK8, Class A4, 3.488%, 11/15/2050 (Callable 11/15/2027)	69,721,751	62,253,136
Series 2017-BNK9, Class A4, 3.538%, 11/15/2054 (Callable 12/15/2029)	32,737,000	29,695,327
Series 2022-BNK44, Class A5, 5.937%, 11/15/2055 (Callable 11/15/2032) (4)	60,200,000	59,552,001
Series 2017-BNK5, Class A5, 3.390%, 06/15/2060 (Callable 07/15/2027)	2,070,000	1,888,179
Series 2018-BN10, Class A5, 3.688%, 02/15/2061 (Callable 02/15/2028)	6,400,000	5,839,427
Series 2021-BN33, Class A5, 2.556%, 05/15/2064 (Callable 05/15/2031)	29,344,000	23,302,458
BANK5,
Series 2023-5YR3, Class A2, 6.255%, 09/15/2056 (Callable 09/15/2028)	44,075,000	44,313,864
BBCMS Mortgage Trust,
Series 2018-C2, Class A5, 4.314%, 12/15/2051 (Callable 12/15/2028)	14,445,000	13,370,607
Benchmark Mortgage Trust:
Series 2018-B1, Class A5, 3.666%, 01/15/2051 (Callable 01/15/2028) (4)	10,240,000	9,275,320
Series 2020-B19, Class A5, 1.850%, 09/15/2053 (Callable 10/15/2030)	29,825,000	22,257,195
Series 2020-B21, Class A5, 1.978%, 12/17/2053 (Callable 12/15/2030)	46,400,000	35,426,340
Series 2021-B24, Class A5, 2.584%, 03/15/2054 (Callable 03/15/2031)	19,075,000	14,826,259
Series 2023-V3, Class A2, 5.896%, 07/15/2056 (Callable 07/15/2028)	22,950,000	22,763,153
Series 2023-V3, Class A3, 6.363%, 07/15/2056 (Callable 07/15/2028) (4)	10,025,000	10,132,401
BMO Mortgage Trust,
Series 2022-C1, Class A5, 3.374%, 02/15/2055 (4)	31,900,000	26,572,123
CD Mortgage Trust,
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (Callable 05/10/2027) (4)	12,189,780	11,060,017
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4, 3.283%, 05/10/2058 (Callable 05/10/2026)	5,500,000	5,119,149
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 01/10/2025)	50,189,111	48,275,726
Series 2015-GC29, Class A4, 3.192%, 04/10/2048 (Callable 04/10/2025)	25,065,000	23,850,631
Series 2016-C2, Class A4, 2.832%, 08/10/2049 (Callable 08/10/2026)	33,387,000	30,383,909
Series 2017-P8, Class A4, 3.465%, 09/15/2050 (Callable 09/15/2027)	29,775,000	27,086,815
Series 2019-GC43, Class A4, 3.038%, 11/10/2052 (Callable 11/10/2029)	7,350,000	6,153,063
COMM Mortgage Trust:
Series 2014-CR18, Class A4, 3.550%, 07/15/2047 (Callable 07/15/2024)	2,045,556	2,007,729
Series 2014-CR20, Class ASB, 3.305%, 11/10/2047 (Callable 01/10/2029)	6,180,614	6,068,039
Series 2015-LC19, Class A4, 3.183%, 02/10/2048 (Callable 01/10/2027)	27,105,399	26,011,593
Series 2015-DC1, Class A5, 3.350%, 02/10/2048 (Callable 02/10/2025)	23,390,000	22,377,545
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class A4, 4.422%, 11/15/2051 (Callable 11/15/2028) (4)	19,748,000	17,987,389
Series 2019-C16, Class A3, 3.329%, 06/15/2052 (Callable 06/15/2029)	19,504,000	16,772,543
DBJPM Mortgage Trust,
Series 2020-C9, Class A5, 1.926%, 08/15/2053 (Callable 09/15/2030)	31,100,000	24,182,542
GS Mortgage Securities Trust:
Series 2014-GC20, Class AAB, 3.655%, 04/10/2047 (Callable 04/10/2024)	2,506,108	2,493,654
Series 2017-GS5, Class A4, 3.674%, 03/10/2050 (Callable 03/10/2027)	14,277,969	12,937,261
Series 2017-GS7, Class A4, 3.430%, 08/10/2050 (Callable 08/10/2027)	21,500,000	19,321,865
Series 2017-GS8, Class A4, 3.469%, 11/10/2050 (Callable 11/10/2027)	19,575,000	17,686,907
Series 2019-GC42, Class A4, 3.001%, 09/10/2052 (Callable 09/10/2029)	16,285,000	13,832,044
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class A4, 2.822%, 08/15/2049 (Callable 07/15/2026)	15,150,000	13,714,294
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C24, Class ASB, 3.368%, 11/15/2047 (Callable 10/15/2025)	2,352,966	2,311,408
Series 2014-C25, Class A5, 3.672%, 11/15/2047 (Callable 11/15/2024)	45,697,000	44,065,100
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)	42,110,000	39,630,597
Series 2015-C32, Class A5, 3.598%, 11/15/2048 (Callable 10/15/2025)	16,075,000	15,008,366
Series 2016-C4, Class A3, 3.141%, 12/15/2049 (Callable 04/15/2027)	39,133,000	35,419,842
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class A5, 3.723%, 03/15/2050 (Callable 04/15/2027)	17,310,000	15,843,199
Series 2017-JP7, Class A5, 3.454%, 09/15/2050 (Callable 08/15/2027)	27,356,184	24,564,773
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class ASB, 3.383%, 10/15/2048 (Callable 09/15/2025)	9,820,816	9,519,813
Series 2016-C30, Class A5, 2.860%, 09/15/2049 (Callable 10/15/2026)	9,062,000	8,215,436
Series 2016-C32, Class A4, 3.720%, 12/15/2049 (Callable 01/15/2027)	14,175,000	13,077,367
Series 2017-C34, Class A4, 3.536%, 11/15/2052 (Callable 10/15/2027)	8,190,000	7,440,997
Morgan Stanley Capital I Trust,
Series 2017-H1, Class A5, 3.530%, 06/15/2050 (Callable 06/15/2027)	6,470,100	5,884,646
Morgan Stanley Capital I, Inc.,
Series 2022-L8, Class A5, 3.921%, 04/15/2055 (Callable 04/15/2032) (4)	28,203,000	23,882,458
UBS Commercial Mortgage Trust,
Series 2017-C3, Class A4, 3.426%, 08/15/2050 (Callable 08/15/2027)	5,700,000	5,162,856
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048 (Callable 02/15/2025)	3,767,948	3,688,100
Series 2016-C35, Class ASB, 2.788%, 07/15/2048 (Callable 07/15/2026)	5,754,980	5,522,356
Series 2016-BNK1, Class A3, 2.652%, 08/15/2049 (Callable 08/15/2026)	16,807,000	15,178,669
Series 2017-C40, Class A4, 3.581%, 10/15/2050 (Callable 10/15/2027)	48,894,000	44,540,644
Series 2017-C42, Class A4, 3.589%, 12/15/2050 (Callable 12/15/2027)	52,370,521	46,830,422
Series 2017-RC1, Class A4, 3.631%, 01/15/2060 (Callable 03/15/2027)	11,875,000	10,981,669
Series 2018-C47, Class A4, 4.442%, 09/15/2061 (Callable 10/15/2028)	10,850,000	10,079,338
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class ASB, 3.393%, 08/15/2047 (Callable 08/15/2024)	938,658	916,456
Series 2014-C24, Class A5, 3.607%, 11/15/2047 (Callable 11/15/2024)	54,091,000	52,230,572
Total Non-U.S. Government Agency Issues (Cost $1,341,481,891)		1,196,201,578	4.9%
Total Commercial Mortgage-Backed Securities (Cost $1,673,976,903)		1,502,765,108	6.1%

Asset Backed Securities
Dell Equipment Finance Trust,
Series 2023-1, Class A3, 5.650%, 09/22/2028 (Callable 10/22/2025) (2)	61,075,000	60,910,098
First National Master Note Trust:
Series 2023-1, Class A, 5.130%, 04/15/2029	3,250,000	3,185,937
Series 2023-2, Class A, 5.770%, 09/17/2029	70,000,000	69,968,661
Ford Credit Floorplan Master Owner Trust,
Series 2023-1, Class A1, 4.920%, 05/15/2028 (2)	72,425,000	71,069,907
GM Financial Revolving Receivables Trust,
Series 2023-1, Class A, 5.120%, 04/11/2035 (Callable 05/11/2028) (2)	85,750,000	84,218,136
Golden Credit Card Trust,
Series 2022-4A, Class A, 4.310%, 09/15/2027 (1)(2)	14,635,000	14,268,709
Navient Private Education Refi Loan Trust:
Series 2021-EA, Class A, 0.970%, 12/16/2069 (Callable 10/15/2029) (2)	10,130,044	8,478,397
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 06/15/2029) (2)	9,487,552	8,007,750
Series 2022-A, Class A, 2.230%, 07/15/2070 (Callable 09/15/2029) (2)	75,449,034	65,111,136
Series 2023-A, Class A, 5.510%, 10/15/2071 (Callable 10/15/2032) (2)	40,033,733	39,212,569
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)	24,502,991	21,839,129
PFS Financing Corp.,
Series 2023-A, Class A, 5.800%, 03/15/2028 (2)	23,225,000	23,183,348
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026) (2)	45,100,000	38,637,048
Synchrony Card Funding LLC,
Series 2023-A1, Class A, 5.540%, 07/15/2029	61,400,000	61,293,287
Texas Electric Market Stabilization Funding N LLC,
4.966%, 02/01/2042 (2)	24,000,000	21,882,047
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 10/25/2023) (2)(4)	22,719,182	21,309,171
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 10/25/2023) (2)(4)	16,500,460	15,489,645
Toyota Auto Loan Extended Note Trust,
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)	32,583,000	30,251,051
Total Asset Backed Securities (Cost $679,712,165)		658,316,026	2.7%

Common Stock	Shares
Industrials
Weatherford International PLC (10)	46,003	4,155,451
Total Common Stock (Cost $3,790,590)		4,155,451	0.0%
Total Long-Term Investments (Cost $27,589,087,914)		24,126,733,748	98.8%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 5.28% (5)	531,852,530	531,852,530
Total Short-Term Investment (Cost $531,852,530)		531,852,530	2.2%
Total Investments (Cost $28,120,940,444)		24,658,586,278	101.0%
Liabilities in Excess of Other Assets		(253,342,954)	(1.0)%
TOTAL NET ASSETS		$24,405,243,324	100.0%
Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2023, the value of these securities totaled $5,737,548,591, which represented 23.51% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of September 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2023.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2023.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(9)	Security in default.
(10)	Non-income producing.

Baird Core Plus Bond Fund
Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,865,089,451	$–	$3,865,089,451
Other Government Related Securities	–	43,684,414	–	43,684,414
Corporate Bonds	–	11,839,169,877	–	11,839,169,877
Municipal Bonds	–	307,520,663	–	307,520,663
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	4,648,806,637	–	4,648,806,637
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,257,226,121	–	1,257,226,121
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	306,563,530	–	306,563,530
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,196,201,578	–	1,196,201,578
Asset Backed Securities	–	658,316,026	–	658,316,026
Common Stock	4,155,451	–	–	4,155,451
Total Long-Term Investments	4,155,451	24,122,578,297	–	24,126,733,748
Short-Term Investment
Money Market Mutual Fund	531,852,530	–	–	531,852,530
Total Short-Term Investment	531,852,530	–	–	531,852,530
Total Investments	$536,007,981	$24,122,578,297	$–	$24,658,586,278

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.